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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Madison Asset Management, LLC
Chief Legal Officer and Chief Compliance Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Madison Funds®
Quarterly Portfolio Holdings Report
July 31, 2015

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON CASH RESERVES FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON GOVERNMENT BOND FUND
MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON LARGE CAP GROWTH FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON NORTHROAD INTERNATIONAL FUND
MADISON INTERNATIONAL STOCK FUND
MADISON HANSBERGER INTERNATIONAL GROWTH FUND

MADISON TARGET RETIREMENT DATE 2020 FUND
MADISON TARGET RETIREMENT DATE 2030 FUND
MADISON TARGET RETIREMENT DATE 2040 FUND
MADISON TARGET RETIREMENT DATE 2050 FUND

Madison Funds | July 31, 2015
Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 61.5%
iShares 7-10 Year Treasury Bond ETF		65,580	$6,980,335
iShares TIPS Bond Fund ETF		11,881	1,338,395
Madison Core Bond Fund Class Y (A)		1,608,711	16,215,812
Madison Corporate Bond Fund Class Y (A)		446,801	5,071,187
Metropolitan West Total Return Bond Fund Class I		1,305,613	14,165,904
SPDR Barclays Short-Term High Yield Bond ETF		162,453	4,616,914

			48,388,547
Foreign Stock Funds - 5.9%
Madison NorthRoad International Fund Class Y (A)		172,249	1,939,528
SPDR S&P Emerging Asia Pacific ETF		4,187	343,962
Vanguard FTSE All-World ex-U.S. ETF		4,037	195,431
WisdomTree Europe Hedged Equity Fund		18,426	1,181,844
WisdomTree Japan Hedged Equity Fund		17,339	996,126

			4,656,891
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund		725,261	725,261

Stock Funds - 31.2%
iShares Core MSCI EAFE ETF		29,846	1,768,375
iShares Russell Mid-Cap ETF		29,728	5,081,110
Madison Large Cap Growth Fund Class Y (A)		195,609	4,563,564
Madison Large Cap Value Fund Class Y (A)		271,314	4,647,605
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		103,187	1,577,735
SPDR Gold Shares *		14,859	1,559,155
Vanguard Financials ETF		19,705	1,006,926
Vanguard Growth ETF		16,446	1,818,105
Vanguard Information Technology ETF		13,002	1,412,537
Vanguard Value ETF		13,901	1,170,464

			24,605,576

TOTAL INVESTMENTS - 99.5% ( Cost $76,114,001 )			78,376,275
NET OTHER ASSETS AND LIABILITIES - 0.5%			367,798

TOTAL NET ASSETS - 100.0%			$78,744,073

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 37.4%
iShares 7-10 Year Treasury Bond ETF		103,899	$11,059,010
iShares TIPS Bond Fund ETF		15,154	1,707,098
Madison Core Bond Fund Class Y (A)		2,144,414	21,615,688
Metropolitan West Total Return Bond Fund Class I		1,530,999	16,611,335
SPDR Barclays Short-Term High Yield Bond ETF		207,820	5,906,245

			56,899,376
Foreign Stock Funds - 10.3%
Madison NorthRoad International Fund Class Y (A)		478,537	5,388,330
SPDR S&P Emerging Asia Pacific ETF		16,624	1,365,661
Vanguard FTSE All-World ex-U.S. ETF		15,851	767,347
WisdomTree Europe Hedged Equity Fund		71,863	4,609,293
WisdomTree Japan Hedged Equity Fund		60,184	3,457,571

			15,588,202
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		1,643,866	1,643,866

Stock Funds - 50.7%
iShares Core MSCI EAFE ETF		102,659	6,082,546
iShares Core S&P Mid-Cap ETF		80,123	12,019,251
Madison Large Cap Growth Fund Class Y (A)		741,273	17,293,895
Madison Large Cap Value Fund Class Y (A)		1,034,017	17,712,703
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		297,330	4,546,180
SPDR Gold Shares *		25,223	2,646,649
Vanguard Financials ETF		60,935	3,113,779
Vanguard Growth ETF		59,615	6,590,438
Vanguard Information Technology ETF		37,071	4,027,393
Vanguard Value ETF		35,838	3,017,560

			77,050,394

TOTAL INVESTMENTS - 99.5% ( Cost $141,144,298 )			151,181,838
NET OTHER ASSETS AND LIABILITIES - 0.5%			774,472

TOTAL NET ASSETS - 100.0%			$151,956,310

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 16.8%
iShares 7-10 Year Treasury Bond ETF		25,179	$2,680,053
Madison Core Bond Fund Class Y (A)		507,139	5,111,966
Metropolitan West Total Return Bond Fund Class I		260,846	2,830,178

			10,622,197
Foreign Stock Funds - 12.9%
Madison NorthRoad International Fund Class Y (A)		222,260	2,502,650
SPDR S&P Emerging Asia Pacific ETF		8,629	708,872
Vanguard FTSE All-World ex-U.S. ETF		13,167	637,415
WisdomTree Europe Hedged Equity Fund		39,722	2,547,769
WisdomTree Japan Hedged Equity Fund		30,552	1,755,212

			8,151,918
Money Market Funds - 1.5%
State Street Institutional U.S. Government Money Market Fund		965,581	965,581

Stock Funds - 68.4%
iShares Core MSCI EAFE ETF		77,192	4,573,626
iShares Core S&P Mid-Cap ETF		44,544	6,682,045
Madison Large Cap Growth Fund Class Y (A)		390,860	9,118,765
Madison Large Cap Value Fund Class Y (A)		542,560	9,294,047
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		199,823	3,055,291
SPDR Gold Shares *		10,504	1,102,185
Vanguard Financials ETF		31,578	1,613,636
Vanguard Growth ETF		35,255	3,897,440
Vanguard Information Technology ETF		19,210	2,086,974
Vanguard Value ETF		22,683	1,909,909

			43,333,918

TOTAL INVESTMENTS - 99.6% ( Cost $57,681,673 )			63,073,614
NET OTHER ASSETS AND LIABILITIES - 0.4%			262,187

TOTAL NET ASSETS - 100.0%			$63,335,801

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.5%
Fannie Mae - 27.0%
0.096%, 8/3/15 (A)	$150,000	$149,999
0.076%, 8/17/15 (A)	600,000	599,980
0.350%, 8/28/15	239,000	239,044
0.081%, 9/9/15 (A)	900,000	899,922
1.875%, 9/9/15	400,000	400,739
2.000%, 9/21/15	246,000	246,642
0.132%, 9/23/15 (A)	200,000	199,962
0.500%, 9/28/15	625,000	625,372
0.101%, 10/7/15 (A)	800,000	799,851
0.101%, 10/14/15 (A)	800,000	799,835
1.625%, 10/26/15	250,000	250,856

		5,212,202
Federal Farm Credit Bank - 3.9%
0.101%, 8/27/15 (A)	100,000	99,993
0.300%, 10/5/15	400,000	400,124
1.500%, 11/16/15	245,000	245,921

		746,038
Federal Home Loan Bank - 23.8%
0.041%, 8/4/15 (A)	450,000	449,998
0.086%, 8/7/15 (A)	250,000	249,996
0.090%, 8/12/15 (A)	200,000	199,995
0.096%, 8/14/15 (A)	500,000	499,983
0.041%, 8/21/15 (A)	150,000	149,997
2.000%, 8/28/15	500,000	500,692
0.106%, 9/2/15 (A)	900,000	899,916
0.068%, 9/18/15 (A)	900,000	899,920
0.091%, 10/9/15 (A)	400,000	399,931
0.101%, 10/30/15 (A)	350,000	349,912

		4,600,340
Freddie Mac - 29.4%
0.086%, 8/3/15 (A)	1,200,000	1,199,994
0.073%, 8/5/15 (A)	1,050,000	1,049,993
0.071%, 8/21/15 (A)	350,000	349,986
0.041%, 8/25/15 (A)	1,400,000	1,399,963
0.500%, 8/28/15	200,000	200,059
0.450%, 9/4/15	351,000	351,113
1.750%, 9/10/15	225,000	225,396
0.076%, 10/15/15 (A)	300,000	299,953
0.076%, 10/22/15 (A)	600,000	599,898

		5,676,355
U.S. Treasury Notes - 11.4%
0.250%, 9/15/15	500,000	500,133
1.250%, 9/30/15	450,000	450,906
0.250%, 10/15/15	750,000	750,371
1.250%, 10/31/15	500,000	501,499

		2,202,909

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Cash Reserves Fund Portfolio of Investments (unaudited)

	Total U.S. Government and Agency Obligations ( Cost $18,437,844 )	18,437,844
	Shares
INVESTMENT COMPANIES - 4.8%
State Street Institutional U.S. Government Money Market Fund	928,960	928,960

	Total Investment Companies ( Cost $928,960 )	928,960

TOTAL INVESTMENTS - 100.3% ( Cost $19,366,804 )		19,366,804
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(51,586)

TOTAL NET ASSETS - 100.0%		$19,315,218

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.2%
Development - 7.3%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	$150,000	$179,159
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	536,400
Powhatan County Economic Development Authority, 3%, 9/15/28	200,000	197,854
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	727,663

		1,641,076
Education - 13.6%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	221,276
University of Virginia, 5%, 6/1/40	255,000	276,394
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	600,380
Virginia College Building Authority, (ST APPROP), 5%, 9/1/26	140,000	156,268
Virginia College Building Authority, (ST APPROP), 5%, 2/1/29	375,000	418,095
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	447,039
Virginia Public School Authority, 5%, 12/1/18	100,000	112,269
Virginia Public School Authority, (ST APPROP), 5%, 8/1/27	350,000	392,224
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	420,399

		3,044,344
Facilities - 7.6%
Newport News Economic Development Authority, (Prerefunded 7/1/16 @ $100), 5%, 7/1/25	745,000	776,148
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100), (NATL-RE), 4.5%, 8/1/25	185,000	185,000
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100), (NATL-RE), 4.5%, 8/1/25	180,000	180,000
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100), (NATL-RE), 4.5%, 8/1/25	85,000	85,000
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	250,000	250,220
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	225,600

		1,701,968
General - 9.6%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	359,717
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	911,297
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) *, 5.5%, 8/1/27	100,000	126,055
Territory of Guam, 5%, 1/1/26	150,000	166,884
Virgin Islands Public Finance Authority, (NATL-RE), 5%, 10/1/23	100,000	103,957
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	252,623
Virginia Resources Authority, (MORAL OBLG), 5%, 11/1/23	200,000	236,308

		2,156,841
General Obligation - 19.8%
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	410,664
City of Hampton VA, 5%, 1/15/21	250,000	281,417
City of Norfolk VA, Series A (Prerefunded 11/1/19 @ $100), 4.125%, 11/1/27	75,000	84,238
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	635,000	728,326
City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	116,152
City of Roanoke VA, (ST AID WITHHLDG), 5%, 2/1/25	230,000	267,209
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	339,372
Commonwealth of Virginia, Series B, 5%, 6/1/21	175,000	194,948
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	610,530
Commonwealth of Virginia, 5%, 6/1/27	150,000	169,907
County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	175,000	186,266
County of Fairfax VA, (ST AID WITHHLDG), 4%, 10/1/22	250,000	282,465
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	226,214

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

County of Henrico VA, 5%, 7/15/25	150,000	173,996
County of Stafford VA, (ST AID WITHHLDG), 4%, 7/1/33	100,000	106,554
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	110,866
Town of Leesburg VA, 5%, 1/15/41	135,000	149,468

		4,438,592
Medical - 7.6%
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	272,990
Harrisonburg Industrial Development Authority, (AMBAC) *, 5%, 8/15/46	180,000	182,301
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	115,000	117,755
Norfolk Economic Development Authority, 5%, 11/1/36	480,000	535,411
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	265,000	271,315
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	328,668

		1,708,440
Multifamily Housing - 9.4%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	778,889
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	326,817
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	725,000	729,132
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	257,758

		2,092,596
Power - 4.4%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	634,218
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	337,955

		972,173
Transportation - 5.4%
Puerto Rico Highways & Transportation Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	94,690
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	156,602
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	69,554
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	264,015
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	631,557

		1,216,418
Utilities - 1.5%
City of Richmond VA, Series A, 5%, 1/15/38	300,000	337,842

Water - 11.0%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	221,472
Fairfax County Water Authority, 5%, 4/1/27	150,000	174,856
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	90,000	99,710
Hampton Roads Sanitation District, 5%, 4/1/33	160,000	173,562
Prince William County Service Authority, 5%, 7/1/22	250,000	296,372
Upper Occoquan Sewage Authority, (NATL-RE), 5.15%, 7/1/20	500,000	556,610
Virginia Resources Authority, (ST AID WITHHLDG), 5%, 10/1/23	500,000	579,210
Virginia Resources Authority, (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	182,106
Virginia Resources Authority, (Prerefunded 11/1/16 @ $100), 5%, 11/1/31	140,000	147,734
Virginia Resources Authority, 5%, 11/1/31	20,000	20,975

		2,452,607

TOTAL INVESTMENTS - 97.2% ( Cost $21,106,204 )		21,762,897
NET OTHER ASSETS AND LIABILITIES - 2.8%		623,213

TOTAL NET ASSETS - 100.0%		$22,386,110

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.5%
Alabama - 2.5%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$339,294
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	337,094

		676,388
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	195,472

Colorado - 1.7%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	466,604

Delaware - 1.5%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	418,513

Florida - 16.5%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	685,800
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	611,872
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	461,238
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	488,201
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	579,905
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	626,419
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	357,234
Peace River/Manasota Regional Water Supply Authority, (AGM), 5%, 10/1/23	750,000	755,700

		4,566,369
Georgia - 4.1%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	392,955
City of Columbus GA Water & Sewerage Revenue, Series A, 5%, 5/1/31	430,000	498,168
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	102,268
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	143,197

		1,136,588
Illinois - 0.8%
Regional Transportation Authority, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	190,000	218,675

Indiana - 3.6%
Indiana Finance Authority, 5%, 2/1/21	400,000	463,196
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	536,322

		999,518
Iowa - 2.8%
City of Bettendorf IA, General Obligation, 5%, 6/1/28	475,000	546,316
City of Bettendorf IA, General Obligation, 5%, 6/1/30	210,000	240,482

		786,798
Maryland - 5.5%
City of Rockville MD, General Obligation, Series A, 5%, 6/1/24	600,000	738,900
Maryland State Transportation Authority, Series A, 5%, 7/1/18	100,000	111,426
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	683,838

		1,534,164

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Massachusetts - 1.8%
Town of Belmont MA, General Obligation Ltd., 3%, 4/15/28	480,000	486,240

Michigan - 3.4%
Detroit City School District, General Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	472,580
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	466,080

		938,660
Missouri - 4.7%
County of St Louis MO, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	589,035
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	489,616
St. Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	208,860

		1,287,511
New Jersey - 3.9%
City of Elizabeth NJ, General Obligation, (AGM), 3%, 4/1/24	300,000	308,067
New Jersey State Turnpike Authority, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	302,127
New Jersey State Turnpike Authority, Series A, (BHAC-CR FSA), 5.25%, 1/1/29	250,000	302,460
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	165,303

		1,077,957
New Mexico - 1.7%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	477,095

New York - 3.1%
New York State Dormitory Authority, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	316,660
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	548,653

		865,313
North Carolina - 5.2%
North Carolina Medical Care Commission, (HUD SECT 8), 5.5%, 10/1/24	500,000	503,305
State of North Carolina, 4.5%, 5/1/27	200,000	219,816
State of North Carolina, General Obligation, Series D, 4%, 6/1/21	100,000	113,707
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	500,000	605,855

		1,442,683
Ohio - 2.1%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	588,745

Pennsylvania - 0.7%
Lehigh County General Purpose Authority, (NATL-RE GO of HOSP), 7%, 7/1/16	170,000	180,098

South Carolina - 8.8%
Anderson County School District No. 1, General Obligation, Series A, (SCSDE), 5%, 3/1/25	720,000	883,382
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	500,201
County of Richland SC, General Obligation, Series A, (ST AID WITHHLDG), 4%, 3/1/27	495,000	547,534
York County School District No. 1, General Obligation, (SCSDE), 5%, 3/1/27	440,000	498,621

		2,429,738
Tennessee - 1.7%
Gibson County Special School District, (BAM), 5%, 4/1/26	300,000	354,453
Jackson Energy Authority, 4.75%, 6/1/25	100,000	114,298

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Tax-Free National Fund Portfolio of Investments (unaudited)

			468,751
Texas - 9.8%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38		300,000	322,284
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29		500,000	558,945
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26		410,000	465,018
Mueller Local Government Corp, 5%, 9/1/25		500,000	523,750
San Jacinto College District Revenue (A)(B), 3.625%, 2/15/30		250,000	248,183
San Jacinto River Authority, (BAM), 4%, 10/1/23		200,000	219,988
State of Texas, General Obligation, 5%, 8/1/27		330,000	375,655

			2,713,823
Virginia - 5.5%
County of Stafford VA, General Obligation, (ST AID WITHHLDG), 4%, 7/1/33		150,000	159,831
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39		265,000	288,688
Newport News Economic Development Authority, Series A, (MUN GOVT GTD), 5%, 7/1/25		500,000	587,825
Virginia Commonwealth Transportation Board, 5%, 3/15/23		200,000	235,758
Virginia Housing Development Authority, 4.8%, 10/1/39		250,000	257,758

			1,529,860
Washington - 2.9%
State of Washington, General Obligation, Series E, 5%, 2/1/29		205,000	239,202
University of Washington, 5%, 7/1/32		500,000	567,275

			806,477
Wisconsin - 3.5%
Maple School District, General Obligation, Series A, 5%, 4/1/24		650,000	770,191
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21		200,000	208,062

			978,253

TOTAL INVESTMENTS - 98.5% ( Cost $26,079,430 )			27,270,293
NET OTHER ASSETS AND LIABILITIES - 1.5%			404,917

TOTAL NET ASSETS - 100.0%			$27,675,210

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

(A)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(B)	Security segregated for forward or when-issued purchase commitments outstanding as of July 31, 2015.

AGM		Assured Guaranty Municipal Corp.
AMBAC		AMBAC Indemnity Corp.
ASSURED GTY		Assured Guaranty.
BAM		Build America Mutual Assurance Co.
BHAC-CR		Berkshire Hathaway Assurance Corp.
FGIC		Financial Guaranty Insurance Co.
FSA		Financial Security Assurance.
GO of AUTH		General Obligation of the Authority.
GO of HOSP		General Obligation of the Hospital District.
HUD SECT 8		HUD Insured Multifamily Housing.
MUN GOVT GTD		General Obligation Guarantee of the Municipality.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Tax-Free National Fund Portfolio of Investments (unaudited)

NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Government Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES - 17.5%
Fannie Mae - 8.4%
5.5%, 2/1/18 Pool # 555345	$2,675	$2,766
5%, 6/1/18 Pool # 555545	7,025	7,354
3.5%, 8/1/29 Pool # MA2003	87,284	92,133
6.5%, 5/1/32 Pool # 636758	1,846	2,118
6.5%, 6/1/32 Pool # 254346	3,736	4,288
6%, 8/1/32 Pool # 254405	5,158	5,884
4%, 12/1/34 Pool # MA2121	155,670	167,281
4.5%, 12/1/35 Pool # 745147	26,855	29,269
5.5%, 1/1/38 Pool # 953589	5,754	6,452

		317,545
Freddie Mac - 8.2%
5.5%, 8/1/17 Pool # E90778	2,226	2,293
4.5%, 11/1/23 Pool # G13342	7,445	7,930
3%, 12/1/26 Pool # J17506	57,751	60,029
3%, 1/1/27 Pool # G18420	39,987	41,525
6.5%, 6/1/32 Pool # C01364	3,721	4,291
4%, 10/1/40 Pool # A94362	82,861	88,650
4%, 5/1/45 Pool # G08642	99,469	105,822

		310,540
Ginnie Mae - 0.9%
7%, 9/20/27 Pool # E2483	2,984	3,526
6%, 2/15/38 Pool # 676516	4,302	4,896
4%, 4/15/39 Pool # 698089	22,198	23,647

		32,069

Total Mortgage Backed Securities ( Cost $646,887 )		660,154
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 76.5%
Fannie Mae - 26.7%
1.625%, 10/26/15	200,000	200,657
0.500%, 3/30/16	150,000	150,149
2.375%, 4/11/16	250,000	253,582
1.250%, 1/30/17	400,000	403,636

		1,008,024
Federal Home Loan Bank - 10.2%
0.625%, 11/27/18 (A)	100,000	100,031
3.375%, 6/12/20	265,000	285,334

		385,365
Freddie Mac - 18.7%
2.500%, 5/27/16	200,000	203,490
1.000%, 3/8/17	100,000	100,650
1.250%, 5/12/17	300,000	302,771
0.875%, 3/7/18	100,000	99,726

		706,637
U.S. Treasury Notes - 20.9%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Government Bond Fund Portfolio of Investments (unaudited)

0.750%, 6/30/17	50,000	50,105
0.750%, 12/31/17	100,000	99,852
3.750%, 11/15/18	150,000	162,844
1.125%, 5/31/19	50,000	49,746
2.000%, 7/31/20	50,000	51,031
2.000%, 2/15/23	15,000	14,982
2.500%, 8/15/23	85,000	87,690
2.250%, 11/15/24	270,000	271,329

		787,579

Total U.S. Government and Agency Obligations ( Cost $2,856,916 )		2,887,605
	Shares
SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund	216,654	216,654

Total Short-Term Investments ( Cost $216,654 )		216,654

TOTAL INVESTMENTS - 99.7% ( Cost $3,720,457 )		3,764,413
NET OTHER ASSETS AND LIABILITIES - 0.3%		10,670

TOTAL NET ASSETS - 100.0%		$3,775,083

(A) Stepped rate security. Rate shown is as of July 31, 2015.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 36.3%
Consumer Discretionary - 6.4%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,009,680
Home Depot Inc./The, 2%, 6/15/19	2,000,000	2,015,360
Target Corp., 2.9%, 1/15/22	2,000,000	2,031,998
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	748,653

		6,805,691
Consumer Staples - 2.5%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,517,094
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,091,451

		2,608,545
Energy - 1.4%
Chevron Corp., 2.427%, 6/24/20	1,500,000	1,519,179

Financials - 11.3%
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	498,539
General Electric Capital Corp., MTN, 5.625%, 9/15/17	2,000,000	2,178,082
John Deere Capital Corp., MTN, 1.4%, 3/15/17	2,000,000	2,015,642
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	1,974,478
Morgan Stanley, 2.8%, 6/16/20	500,000	502,731
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,873,343
US Bancorp, MTN, 1.95%, 11/15/18	750,000	757,081
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,191,084

		11,990,980
Health Care - 4.3%
Baxter International Inc., 1.85%, 6/15/18	1,500,000	1,494,371
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,602,040
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,453,803

		4,550,214
Industrials - 1.6%
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,653,083

Information Technology - 8.8%
Apple Inc., 2.4%, 5/3/23	1,000,000	955,172
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,055,872
EMC Corp., 2.65%, 6/1/20	750,000	756,983
Intel Corp., 1.95%, 10/1/16	2,000,000	2,028,182
Microsoft Corp., 3%, 10/1/20	1,500,000	1,563,091
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,028,580

		9,387,880

Total Corporate Notes and Bonds ( Cost $38,156,441 )		38,515,572
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.8%
Fannie Mae - 15.6%
1.250%, 9/28/16	4,000,000	4,035,588
1.375%, 11/15/16	4,500,000	4,550,544
1.250%, 1/30/17	4,000,000	4,036,360

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	0.875%, 2/8/18	4,000,000	3,973,504

			16,595,996
	Freddie Mac - 5.7%
	2.500%, 5/27/16	5,000,000	5,087,245
	2.375%, 1/13/22	1,000,000	1,020,332

			6,107,577
	U.S. Treasury Notes - 40.5%
	0.375%, 3/31/16	2,500,000	2,501,953
	1.000%, 8/31/16	4,000,000	4,026,564
	0.875%, 1/31/17	4,000,000	4,020,936
	3.000%, 2/28/17	4,000,000	4,153,436
	3.875%, 5/15/18	4,500,000	4,864,572
	1.500%, 12/31/18	4,000,000	4,045,000
	1.250%, 1/31/19	4,500,000	4,509,139
	1.500%, 3/31/19	2,250,000	2,272,149
	3.125%, 5/15/19	3,000,000	3,205,782
	3.625%, 2/15/20	2,000,000	2,189,062
	2.625%, 11/15/20	2,000,000	2,096,876
	2.500%, 8/15/23	2,500,000	2,579,102
	2.250%, 11/15/24	2,500,000	2,512,305

			42,976,876

Total U.S. Government and Agency Obligations ( Cost $65,202,115 )			65,680,449
		Shares
	SHORT-TERM INVESTMENTS - 2.7%
	State Street Institutional U.S. Government Money Market Fund	2,829,539	2,829,539

Total Short-Term Investments ( Cost $2,829,539 )			2,829,539

TOTAL INVESTMENTS - 100.8% ( Cost $106,188,095 )			107,025,560
NET OTHER ASSETS AND LIABILITIES - (0.8%)			(834,638)

TOTAL NET ASSETS - 100.0%			$106,190,922

MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 4.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$64,040	$66,853
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	750,000	751,283
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	1,000,000	999,854
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	750,000	749,035
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	775,000	774,967
GreatAmerica Leasing Receivables, Series 2015-1, Class A2 (B), 1.12%, 6/20/17	500,000	500,702
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	275,000	274,899
John Deere Owner Trust, Series 2014-B, Class A2A, 0.54%, 7/17/17	457,090	457,071
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	1,125,000	1,124,813
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	625,000	625,641
Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	1,000,000	1,003,196
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	1,000,000	1,009,386
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	625,000	624,784
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	500,000	499,298

Total Asset Backed Securities ( Cost $9,465,974 )		9,461,782
COLLATERALIZED MORTGAGE OBLIGATION - 0.2%
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	3,222,800	525,063

Total Collateralized Mortgage Obligations ( Cost $509,605 )		525,063
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4 (A), 5.405%, 12/11/40	832,459	834,464
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.755%, 2/25/45	1,250,000	1,297,790
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.286%, 7/25/48	1,250,000	1,302,787
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 (A), 5.676%, 5/12/39	600,000	608,289

Total Commercial Mortgage-Backed Securities ( Cost $4,134,297 )		4,043,330
CORPORATE NOTES AND BONDS - 31.4%
Consumer Discretionary - 5.7%
AARP Inc. (B) (C), 7.5%, 5/1/31	750,000	1,018,008
Advance Auto Parts Inc., 4.5%, 12/1/23	550,000	575,634
AutoZone Inc., 1.3%, 1/13/17	1,400,000	1,400,599
CCO Safari II LLC (B), 4.464%, 7/23/22	1,000,000	1,005,400
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.5%, 3/1/16	750,000	760,354
DR Horton Inc., 3.75%, 3/1/19	475,000	482,719
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	575,000	705,294
Georgia-Pacific LLC (B), 3.163%, 11/15/21	1,000,000	1,005,786
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	283,594
Harman International Industries Inc., 4.15%, 5/15/25	1,000,000	994,220
Hasbro Inc., 3.15%, 5/15/21	300,000	303,670
Nissan Motor Acceptance Corp. (B), 2.65%, 9/26/18	500,000	512,372
Priceline Group Inc./The, 3.65%, 3/15/25	1,000,000	979,415
QVC Inc., 3.125%, 4/1/19	800,000	798,281
Sirius XM Radio Inc. (B), 6%, 7/15/24	525,000	547,312
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	462,375
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	1,000,000	944,053

		12,779,086
Consumer Staples - 2.2%
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,059,519
JM Smucker Co./The (B), 3.5%, 3/15/25	1,000,000	985,476

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Core Bond Fund Portfolio of Investments (unaudited)

Kraft Foods Group Inc., 3.5%, 6/6/22	1,000,000	1,014,016
Kraft Heinz Foods Co. (B), 3.95%, 7/15/25	1,000,000	1,013,535
Kroger Co./The, 2.95%, 11/1/21	1,000,000	991,027

		5,063,573
Energy - 4.9%
Antero Resources Corp. (B), 5.625%, 6/1/23	300,000	288,750
Energy Transfer Partners L.P., 5.2%, 2/1/22	1,000,000	1,033,731
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	600,000	592,500
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	1,000,000	1,030,188
Hess Corp., 7.875%, 10/1/29	240,000	300,395
Kinder Morgan Inc. (B), 5%, 2/15/21	1,000,000	1,045,083
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	991,547
Phillips 66, 4.65%, 11/15/34	1,000,000	986,373
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,203,402
Transocean Inc. (D), 6%, 3/15/18	850,000	816,000
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,142,009
Williams Cos. Inc./The, 4.55%, 6/24/24	950,000	899,152
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	734,494

		11,063,624
Financials - 6.0%
AerCap Ireland Captial Ltd. / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	450,000	451,035
Air Lease Corp., 3.875%, 4/1/21	450,000	455,396
Air Lease Corp., 3.75%, 2/1/22	1,000,000	1,001,633
American International Group Inc., 3.875%, 1/15/35	1,000,000	908,420
Apollo Management Holdings L.P. (B), 4%, 5/30/24	1,000,000	1,000,946
Bank of America Corp., 2.65%, 4/1/19	1,000,000	1,014,475
Glencore Funding LLC (B), 3.125%, 4/29/19	825,000	824,426
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	1,000,000	1,145,114
Invesco Finance PLC (D), 4%, 1/30/24	450,000	466,282
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	961,320
KeyCorp, MTN, 5.1%, 3/24/21	250,000	277,475
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	520,000	52
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,250,000	1,288,867
Morgan Stanley, 2.8%, 6/16/20	1,000,000	1,005,461
Regions Bank, 2.25%, 9/14/18	1,000,000	1,000,600
Senior Housing Properties Trust, 3.25%, 5/1/19	800,000	804,280
Synchrony Financial, 3.75%, 8/15/21	700,000	703,422
UBS AG/Stamford CT (D), 5.75%, 4/25/18	122,000	134,639

		13,443,843
Health Care - 3.9%
AbbVie Inc., 2%, 11/6/18	1,100,000	1,098,094
AbbVie Inc., 4.7%, 5/14/45	450,000	439,122
Actavis Funding SCS (D), 4.75%, 3/15/45	1,565,000	1,475,607
Cardinal Health Inc., 1.95%, 6/15/18	1,000,000	1,001,697
Forest Laboratories Inc. (B), 5%, 12/15/21	200,000	216,705
Genentech Inc., 5.25%, 7/15/35	325,000	382,936
HCA Inc., 3.75%, 3/15/19	800,000	811,500
Laboratory Corp. of America Holdings, 3.6%, 2/1/25	1,000,000	963,949
Omnicare Inc., 4.75%, 12/1/22	1,000,000	1,056,250
UnitedHealth Group Inc., 4.75%, 7/15/45	1,000,000	1,045,934
Wyeth LLC, 6.5%, 2/1/34	230,000	295,814

		8,787,608
Industrials - 2.0%
ADT Corp./The, 4.125%, 4/15/19	475,000	482,719

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Core Bond Fund Portfolio of Investments (unaudited)

Boeing Co./The, 8.625%, 11/15/31	240,000	356,956
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	351,916
Crane Co., 2.75%, 12/15/18	450,000	458,917
CRH America Inc. (B), 3.875%, 5/18/25	1,000,000	997,004
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	518,452
United Rentals North America Inc., 6.125%, 6/15/23	400,000	412,000
Verisk Analytics Inc., 4%, 6/15/25	1,000,000	986,022

		4,563,986
Information Technology - 2.6%
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,010,816
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	198,624
First Data Corp. (B), 7.375%, 6/15/19	221,000	230,525
Fiserv Inc., 2.7%, 6/1/20	1,000,000	999,765
Intuit Inc., 5.75%, 3/15/17	1,100,000	1,167,839
Microsoft Corp., 3.5%, 2/12/35	1,000,000	926,560
QUALCOMM Inc., 4.8%, 5/20/45	1,000,000	903,353
Xilinx Inc., 3%, 3/15/21	500,000	508,536

		5,946,018
Materials - 0.8%
Alcoa Inc., 5.125%, 10/1/24	200,000	201,000
Packaging Corp. of America, 3.65%, 9/15/24	1,000,000	984,848
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	634,878

		1,820,726
Telecommunication Services - 2.1%
AT&T Inc., 4.75%, 5/15/46	1,000,000	922,323
Harris Corp., 5.054%, 4/27/45	1,000,000	951,805
Intelsat Jackson Holding SA (D), 5.5%, 8/1/23	500,000	453,750
Verizon Communications Inc., 3.45%, 3/15/21	1,500,000	1,528,212
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	937,437

		4,793,527
Utilities - 1.2%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,044,924
Sierra Pacific Power Co., Series M, 6%, 5/15/16	650,000	676,868
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	947,557

		2,669,349

Total Corporate Notes and Bonds ( Cost $71,059,678 )		70,931,340
LONG TERM MUNICIPAL BONDS - 11.3%
City of Laredo TX, General Obligation, 6.566%, 2/15/39	1,500,000	1,679,910
City of Reading PA, General Obligation, (AGM), 5.3%, 11/1/33	1,500,000	1,512,555
County of Bexar TX, General Obligation, Series C, 6.628%, 6/15/39	1,800,000	2,044,224
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	2,003,798
East Baton Rouge Sewerage Commission Revenue, 6.087%, 2/1/45	2,000,000	2,227,640
Johnstown-Monroe Local School District, General Obligation, 5%, 12/1/40	1,000,000	1,104,660
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39	1,000,000	1,139,670
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	420,000	478,938
New York City Water & Sewer System Revenue, 6.491%, 6/15/42	1,025,000	1,163,693
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	1,600,000	1,773,712
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	1,000,000	1,138,820
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,327,525
State of Iowa Revenue, 6.75%, 6/1/34	2,000,000	2,278,800

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Core Bond Fund Portfolio of Investments (unaudited)

Tulsa OK Public Facilities Authority Revenue, Series B, 6.6%, 11/15/29	1,400,000	1,540,644
University of New Mexico, Series A, (AGM), 5%, 6/1/36	1,750,000	1,862,595
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	2,000,000	2,371,340

Total Long Term Municipal Bonds ( Cost $25,591,443 )		25,648,524
MORTGAGE BACKED SECURITIES - 21.0%
Fannie Mae - 14.0%
5.5%, 4/1/16 Pool # 745444	8,897	8,956
6%, 5/1/16 Pool # 582558	1,144	1,157
5.5%, 2/1/18 Pool # 673194	44,102	45,588
5%, 2/1/19 Pool # 725341	6,219	6,518
5%, 5/1/20 Pool # 813965	88,566	94,969
4.5%, 9/1/20 Pool # 835465	80,743	84,707
5.5%, 3/1/21 Pool # 837199	14,127	15,326
6%, 3/1/21 Pool # 745406	11,295	12,134
6%, 5/1/21 Pool # 253847	11,267	12,765
4.5%, 4/1/23 Pool # 974401	178,577	189,887
4.5%, 6/1/23 Pool # 984075	77,893	82,583
3%, 12/1/26 Pool # AB4086	764,296	795,036
3%, 3/1/27 Pool # AK6784	1,510,670	1,571,436
3%, 5/1/27 Pool # AL1715	1,153,532	1,199,932
3.5%, 5/1/29 Pool # AW3740	1,536,240	1,621,380
3.5%, 8/1/29 Pool # MA2003	1,309,265	1,381,991
3.5%, 10/1/29 Pool # AX3155	678,808	716,445
7%, 12/1/29 Pool # 762813	13,552	14,956
7%, 11/1/31 Pool # 607515	11,742	12,992
6.5%, 3/1/32 Pool # 631377	57,009	65,432
6.5%, 5/1/32 Pool # 636758	2,461	2,825
7%, 5/1/32 Pool # 644591	1,774	1,991
6.5%, 6/1/32 Pool # 545691	123,368	141,595
5%, 10/1/33 Pool # 254903	124,907	139,167
5.5%, 11/1/33 Pool # 555880	151,097	171,006
5%, 5/1/34 Pool # 775604	16,386	18,162
5%, 5/1/34 Pool # 780890	67,635	75,019
5%, 6/1/34 Pool # 255230	28,452	31,561
7%, 7/1/34 Pool # 792636	8,268	8,662
4%, 2/1/35 Pool # MA2177	1,440,347	1,547,782
5%, 8/1/35 Pool # 829670	132,670	146,705
5%, 9/1/35 Pool # 835699	160,978	181,098
5%, 9/1/35 Pool # 820347	176,379	198,548
5%, 11/1/35 Pool # 844809	56,520	62,527
4.5%, 12/1/35 Pool # 745147	26,855	29,269
5%, 12/1/35 Pool # 850561	65,912	72,930
5%, 2/1/36 Pool # 745275	26,062	28,847
5%, 3/1/36 Pool # 745355	34,614	38,265
6%, 11/1/36 Pool # 902510	125,788	144,330
5.5%, 5/1/37 Pool # 928292	205,224	232,011
6%, 10/1/37 Pool # 947563	156,164	178,454
6.5%, 12/1/37 Pool # 889072	154,282	177,365
5%, 4/1/38 Pool # 889260	32,349	35,757
6.5%, 8/1/38 Pool # 987711	277,275	324,657
4.5%, 8/1/40 Pool # AD8243	145,347	157,844
4%, 9/1/40 Pool # AE3039	1,302,988	1,395,499
4%, 1/1/41 Pool # AB2080	1,044,054	1,116,490
5.5%, 7/1/41 Pool # AL6588	1,136,877	1,279,334
4%, 9/1/41 Pool # AJ1406	928,940	990,632
4%, 10/1/41 Pool # AJ4046	1,289,531	1,381,633
3.5%, 11/1/41 Pool # AB3867	541,371	563,133

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Core Bond Fund Portfolio of Investments (unaudited)

4%, 3/1/42 Pool # AL1998	1,975,849	2,117,246
3.5%, 6/1/42 Pool # AO4134	1,859,815	1,934,375
3.5%, 8/1/42 Pool # AP2133	1,073,011	1,116,005
3%, 9/1/42 Pool # AP6568	164,516	166,331
3.5%, 9/1/42 Pool # AB6228	586,090	609,616
3.5%, 12/1/42 Pool # AQ8892	176,527	183,574
3.5%, 1/1/43 Pool # AQ9326	864,900	902,052
3%, 2/1/43 Pool # AL3072	1,386,070	1,401,254
3.5%, 4/1/43 Pool # AR9902	566,871	591,234
3.5%, 4/1/43 Pool # AT2887	496,689	516,426
4.5%, 2/1/45 Pool # MA2193	1,429,525	1,559,199
3.5%, 3/25/30 Series 2015-12, Class NI, IO	3,550,879	540,828
6%, 12/25/31 Series 2001-73, Class GZ	487,741	554,299
5.5%, 9/25/35 Series 2005-79, Class LT	343,302	388,831
3%, 11/25/40 Series 2015-44, Class GI, IO	1,243,974	158,776

		31,547,334
Freddie Mac - 6.9%
5%, 5/1/18 Pool # E96322	34,800	36,346
5%, 2/1/21 Pool # G11911	12,958	13,810
4.5%, 4/1/23 Pool # J07302	26,953	28,709
4.5%, 11/1/23 Pool # G13342	14,890	15,860
3%, 12/1/26 Pool # J17506	115,502	120,057
3%, 1/1/27 Pool # G18420	59,980	62,287
3%, 8/1/27 Pool # J19899	1,139,870	1,186,897
8%, 6/1/30 Pool # C01005	1,285	1,622
7%, 3/1/31 Pool # C48133	7,011	7,034
6.5%, 1/1/32 Pool # C62333	30,382	34,714
3.5%, 8/1/32 Pool # C91485	243,655	256,768
5%, 7/1/33 Pool # A11325	319,701	355,319
4.5%, 6/1/34 Pool # C01856	881,650	959,697
5%, 4/1/35 Pool # A32315	54,455	60,442
5%, 4/1/35 Pool # A32316	58,053	64,501
6.5%, 11/1/36 Pool # C02660	18,218	20,816
5.5%, 11/1/37 Pool # A68787	286,559	325,738
5%, 9/1/38 Pool # G04815	14,315	15,735
5.5%, 12/1/38 Pool # G05267	1,077,757	1,203,081
5%, 2/1/39 Pool # G05572	457,605	505,944
5%, 10/1/39 Pool # A89335	1,309,383	1,453,395
3.5%, 11/1/40 Pool # G06168	908,934	944,038
4%, 10/1/41 Pool # Q04092	1,551,763	1,655,334
4.5%, 3/1/42 Pool # G07491	1,168,071	1,273,378
3%, 9/1/42 Pool # C04233	920,606	926,239
3%, 2/1/43 Pool # Q15767	170,938	171,822
3%, 4/1/43 Pool # V80025	648,001	651,886
3%, 4/1/43 Pool # V80026	651,963	655,795
4%, 5/1/45 Pool # G08642	1,989,378	2,116,433
3%, 6/15/27 Series 4066, Class DI, IO	4,931,858	558,184

		15,681,881
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	166	166
6.5%, 2/20/29 Pool # 2714	16,372	19,383
6.5%, 4/20/31 Pool # 3068	7,824	9,319
4%, 4/15/39 Pool # 698089	83,241	88,675

		117,543

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Core Bond Fund Portfolio of Investments (unaudited)

Total Mortgage Backed Securities ( Cost $46,438,769 )		47,346,758
	Contracts
PUT OPTION PURCHASED - 0.0%
30 Year U.S. Treasury Bond, Put, Aug 2015, $145	11	344

Total Put Options Purchased ( Cost $15,502 )		344

	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.4%
Fannie Mae - 0.8%
2.000%, 6/28/27 (F)	$650,000	649,582
3.000%, 5/24/32 (F)	1,250,000	1,246,316

		1,895,898
Federal Farm Credit Bank - 0.2%
5.875%, 10/3/16	500,000	530,986

Federal Home Loan Bank - 0.7%
0.625%, 11/27/18 (F)	1,500,000	1,500,462

Freddie Mac - 0.2%
5.000%, 2/16/17	450,000	480,216

U.S. Treasury Bonds - 4.2%
6.625%, 2/15/27	2,000,000	2,888,438
5.375%, 2/15/31	1,250,000	1,718,458
4.500%, 5/15/38	2,750,000	3,550,723
3.750%, 8/15/41	250,000	290,156
3.000%, 5/15/45	1,000,000	1,013,906

		9,461,681
U.S. Treasury Notes - 22.3%
0.375%, 10/31/16	2,750,000	2,747,421
2.750%, 11/30/16	5,000,000	5,150,780
0.875%, 1/31/17	2,500,000	2,513,085
3.125%, 1/31/17	3,800,000	3,946,657
0.750%, 3/15/17	3,600,000	3,611,531
2.375%, 7/31/17	2,200,000	2,273,564
1.875%, 10/31/17	3,000,000	3,074,298
4.250%, 11/15/17	2,550,000	2,750,614
2.625%, 1/31/18	3,000,000	3,132,186
2.750%, 2/28/18	3,000,000	3,144,609
3.875%, 5/15/18	2,750,000	2,972,794
1.375%, 2/28/19	3,000,000	3,016,641
3.625%, 8/15/19	2,750,000	2,997,285
2.625%, 11/15/20	1,350,000	1,415,391
3.125%, 5/15/21	3,750,000	4,031,250
2.125%, 8/15/21	1,900,000	1,934,141
2.750%, 2/15/24	1,500,000	1,573,125

		50,285,372

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Core Bond Fund Portfolio of Investments (unaudited)

Total U.S. Government and Agency Obligations ( Cost $61,357,634 )	64,154,615
Shares
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional U.S. Government Money Market Fund	1,796,579	1,796,579

Total Short-Term Investments ( Cost $1,796,579 )	1,796,579

TOTAL INVESTMENTS - 99.1% ( Cost $220,369,481 )	223,908,335
NET OTHER ASSETS AND LIABILITIES - 0.9%	2,095,742

TOTAL CALL & PUT OPTIONS WRITTEN - 0.0%	(469)

TOTAL NET ASSETS - 100.0%	$226,003,608

*	Non-income producing.
(A)	Floating rate or variable rate note. Rate shown is as of July 31, 2015.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.7% of total net assets.
(E)	In default. Issuer is bankrupt.
(F)	Stepped rate security. Rate shown is as of July 31, 2015.

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed

Put Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 2)
10 Year U.S. Treasury Note	30	August 2015	124.00	$469

Total Put Options Written ( Premiums received $16,785 )	$469

Total Options Written, at Value ( Premiums received $16,785 )	$469

Holdings of Open Futures Contracts
Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
90 Day Euro Futures	March 2016	1	Long	$222
$222

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 91.3%
Consumer Discretionary - 12.8%
Advance Auto Parts Inc., 4.5%, 12/1/23	$50,000	$52,330
Amazon.com Inc., 3.8%, 12/5/24	200,000	201,175
AutoZone Inc., 1.3%, 1/13/17	200,000	200,086
CCO Safari II LLC (A), 4.464%, 7/23/22	200,000	201,080
Comcast Corp., 6.45%, 3/15/37	300,000	376,789
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5%, 3/1/21	300,000	324,061
Discovery Communications LLC, 3.25%, 4/1/23	100,000	95,645
DR Horton Inc., 3.75%, 3/1/19	50,000	50,813
Georgia-Pacific LLC (A), 3.163%, 11/15/21	100,000	100,579
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	25,000	25,781
Harman International Industries Inc., 4.15%, 5/15/25	100,000	99,422
Hasbro Inc., 3.15%, 5/15/21	200,000	202,447
Nissan Motor Acceptance Corp. (A), 2.65%, 9/26/18	50,000	51,237
Priceline Group Inc./The, 3.65%, 3/15/25	200,000	195,883
QVC Inc., 3.125%, 4/1/19	200,000	199,570
Sirius XM Radio Inc. (A), 6%, 7/15/24	125,000	130,312
Target Corp., 5.375%, 5/1/17	300,000	322,458
Time Warner Inc., 6.25%, 3/29/41	250,000	289,494
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	51,375
Viacom Inc., 3.25%, 3/15/23	100,000	94,727
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	150,000	141,608

		3,406,872
Consumer Staples - 5.6%
CVS Health Corp., 5.125%, 7/20/45	200,000	211,904
General Mills Inc., 5.65%, 2/15/19	200,000	224,295
JM Smucker Co./The (A), 3.5%, 3/15/25	200,000	197,095
Kellogg Co., 1.875%, 11/17/16	300,000	302,397
Kraft Foods Group Inc., 3.5%, 6/6/22	200,000	202,803
Kraft Heinz Foods Co. (A), 3.95%, 7/15/25	150,000	152,030
Wal-Mart Stores Inc., 3.25%, 10/25/20	200,000	210,614

		1,501,138
Energy - 10.8%
Antero Resources Corp. (A), 5.625%, 6/1/23	50,000	48,125
Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.5%, 4/15/21	100,000	98,360
Chevron Corp., 3.191%, 6/24/23	200,000	201,704
ConocoPhillips Co., 4.15%, 11/15/34	200,000	196,089
Devon Energy Corp., 5.6%, 7/15/41	100,000	103,537
Energy Transfer Partners L.P., 5.2%, 2/1/22	300,000	310,119
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	177,007
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	150,000	148,125
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	100,000	103,019
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	50,000	49,226
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	52,254
Marathon Oil Corp., 2.7%, 6/1/20	200,000	198,309
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	275,171
Phillips 66, 4.65%, 11/15/34	100,000	98,637
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	185,139
Valero Energy Corp., 6.625%, 6/15/37	350,000	399,703
Williams Cos. Inc./The, 4.55%, 6/24/24	150,000	141,971
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	100,000	97,933

		2,884,428

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Corporate Bond Fund Portfolio of Investments (unaudited)

Financials - 34.8%
Banks - 14.7%
Bank of America Corp., 2.6%, 1/15/19	100,000	101,208
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	197,150
BB&T Corp., MTN, 2.25%, 2/1/19	200,000	201,496
Capital One Financial Corp., 2.45%, 4/24/19	300,000	299,934
Fifth Third Bancorp, 2.3%, 3/1/19	300,000	300,092
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	100,000	114,511
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	201,870
Huntington National Bank/The, 2.2%, 4/1/19	300,000	298,773
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	107,214
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	192,264
KeyCorp, MTN, 5.1%, 3/24/21	250,000	277,475
Morgan Stanley, 2.8%, 6/16/20	200,000	201,092
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	200,278
PNC Funding Corp., 3.3%, 3/8/22	100,000	102,497
Regions Bank, 2.25%, 9/14/18	250,000	250,150
US Bancorp, MTN, 2.2%, 11/15/16	400,000	406,287
Wells Fargo & Co., 5.625%, 12/11/17	410,000	449,172

		3,901,463
Diversified Financial Services - 7.5%
AerCap Ireland Captial Ltd. / AerCap Global Aviation Trust (B), 3.75%, 5/15/19	150,000	150,345
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	311,896
Air Lease Corp., 3.875%, 4/1/21	50,000	50,599
Air Lease Corp., 3.75%, 2/1/22	200,000	200,327
American Express Co., 6.15%, 8/28/17	300,000	327,730
Apollo Management Holdings L.P. (A), 4%, 5/30/24	250,000	250,236
General Electric Capital Corp., MTN, 6.75%, 3/15/32	425,000	563,952
Invesco Finance PLC (B), 4%, 1/30/24	50,000	51,809
Synchrony Financial, 3.75%, 8/15/21	100,000	100,489

		2,007,383
Insurance - 6.7%
Aflac Inc., 3.625%, 11/15/24	200,000	202,124
American International Group Inc., 3.875%, 1/15/35	200,000	181,684
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	442,809
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	100,000	103,109
MetLife Inc., 3.6%, 4/10/24	300,000	302,356
New York Life Global Funding (A), 1.95%, 2/11/20	200,000	197,786
ProAssurance Corp., 5.3%, 11/15/23	50,000	53,622
Prudential Financial Inc., MTN, 3.5%, 5/15/24	300,000	298,123

		1,781,613
Iron/Steel - 0.5%
Glencore Funding LLC (A), 3.125%, 4/29/19	125,000	124,913

Machinery-Constr&Mining - 0.8%
Caterpillar Financial Services Corp., Series G, 2.45%, 9/6/18	200,000	204,694

Machinery-Diversified - 1.1%
John Deere Capital Corp., MTN, 1.4%, 3/15/17	300,000	302,346

Real Estate - 3.5%
Senior Housing Properties Trust, 3.25%, 5/1/19	200,000	201,070

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Corporate Bond Fund Portfolio of Investments (unaudited)

Simon Property Group L.P., 4.125%, 12/1/21	400,000	428,193
Vornado Realty L.P., 2.5%, 6/30/19	100,000	99,973
WP Carey Inc., 4.6%, 4/1/24	200,000	202,176

		931,412

		9,253,824
Health Care - 6.7%
AbbVie Inc., 2%, 11/6/18	200,000	199,653
AbbVie Inc., 4.7%, 5/14/45	100,000	97,583
Actavis Funding SCS (B), 4.55%, 3/15/35	130,000	122,156
Cardinal Health Inc., 1.95%, 6/15/18	200,000	200,340
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	215,248
Forest Laboratories Inc. (A), 5%, 12/15/21	50,000	54,176
HCA Inc., 3.75%, 3/15/19	100,000	101,438
Laboratory Corp. of America Holdings, 3.6%, 2/1/25	200,000	192,790
Omnicare Inc., 4.75%, 12/1/22	200,000	211,250
Stryker Corp., 1.3%, 4/1/18	100,000	99,371
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	193,840
UnitedHealth Group Inc., 4.75%, 7/15/45	100,000	104,593

		1,792,438
Industrials - 6.4%
ADT Corp./The, 4.125%, 4/15/19	150,000	152,438
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	196,011
Caterpillar Inc., 5.2%, 5/27/41	20,000	22,604
CRH America Inc. (A), 3.875%, 5/18/25	200,000	199,401
CSX Corp., 6.15%, 5/1/37	20,000	24,230
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	191,322
Norfolk Southern Corp., 3.25%, 12/1/21	300,000	306,297
Northrop Grumman Corp., 1.75%, 6/1/18	100,000	99,590
Textron Inc., 3.875%, 3/1/25	200,000	198,757
United Rentals North America Inc., 6.125%, 6/15/23	100,000	103,000
Verisk Analytics Inc., 4%, 6/15/25	200,000	197,204

		1,690,854
Information Technology - 7.7%
Apple Inc., 1%, 5/3/18	100,000	98,987
Apple Inc., 2.4%, 5/3/23	200,000	191,034
Autodesk Inc., 4.375%, 6/15/25	200,000	202,163
CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	49,656
eBay Inc., 1.35%, 7/15/17	200,000	198,021
First Data Corp. (A), 7.375%, 6/15/19	40,000	41,724
Fiserv Inc., 2.7%, 6/1/20	200,000	199,953
Intel Corp., 1.95%, 10/1/16	200,000	202,818
Intel Corp., 4.9%, 7/29/45	100,000	102,710
Intuit Inc., 5.75%, 3/15/17	200,000	212,334
Microsoft Corp., 3.5%, 2/12/35	100,000	92,656
Oracle Corp., 5.75%, 4/15/18	300,000	333,309
QUALCOMM Inc., 4.8%, 5/20/45	150,000	135,503

		2,060,868
Materials - 3.2%
Agrium Inc. (B), 3.375%, 3/15/25	200,000	190,819
Alcoa Inc., 5.125%, 10/1/24	50,000	50,250
Dow Chemical Co./The, 4.125%, 11/15/21	300,000	315,488
Packaging Corp. of America, 3.65%, 9/15/24	300,000	295,454

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Corporate Bond Fund Portfolio of Investments (unaudited)

			852,011
Telecommunication Services - 3.1%
AT&T Inc., 1.6%, 2/15/17		100,000	100,305
AT&T Inc., 4.75%, 5/15/46		75,000	69,174
Harris Corp., 5.054%, 4/27/45		200,000	190,361
Intelsat Jackson Holding SA (B), 5.5%, 8/1/23		50,000	45,375
Verizon Communications Inc., 5.15%, 9/15/23		200,000	220,124
Verizon Communications Inc., 4.4%, 11/1/34		200,000	187,488

			812,827
Utilities - 0.2%
Black Hills Corp., 4.25%, 11/30/23		50,000	52,246

Total Corporate Notes and Bonds ( Cost $24,141,737 )			24,307,506
LONG TERM MUNICIPAL BONDS - 7.2%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29		200,000	226,196
City of Oklahoma City OK Tax Allocation, Series B, 5%, 3/1/32		200,000	226,838
County of Bexar TX, General Obligation, Series C, 6.628%, 6/15/39		200,000	227,136
County of King WA Sewer Revenue, (AGM), 5%, 1/1/36		130,000	136,471
County of Palm Beach FL Revenue, 5%, 11/1/33		200,000	213,170
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29		200,000	226,396
Desert Community College District CA, General Obligation, Series B, (AGM), 5%, 8/1/32		200,000	214,688
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39		200,000	227,934
Orange County Health Facilities Authority Revenue, 5%, 1/1/29		200,000	219,654

Total Long Term Municipal Bonds ( Cost $1,901,338 )			1,918,483
		Shares
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund		176,651	176,651

Total Short-Term Investments ( Cost $176,651 )			176,651

TOTAL INVESTMENTS - 99.2% ( Cost $26,219,726 )			26,402,640
NET OTHER ASSETS AND LIABILITIES - 0.8%			205,031

TOTAL NET ASSETS - 100.0%			$26,607,671

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.1% of total net assets.

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 95.6%
Consumer Discretionary - 22.3%
Cablevision Systems Corp., 5.875%, 9/15/22	$100,000	$94,750
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	400,000	418,250
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 5.125%, 12/15/21	250,000	232,188
Cumulus Media Holdings Inc., 7.75%, 5/1/19	75,000	65,719
DISH DBS Corp., 6.75%, 6/1/21	200,000	211,500
DISH DBS Corp., 5.875%, 11/15/24	100,000	97,000
Fiat Chrysler Automobiles N.V. (B), 4.5%, 4/15/20	250,000	253,125
Group 1 Automotive Inc., 5%, 6/1/22	300,000	300,000
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	103,500
MGM Resorts International, 6%, 3/15/23	150,000	152,625
New Red Finance Inc. (A) (B), 6%, 4/1/22	300,000	309,690
Nexteer Automotive Group Ltd. (A) (B), 5.875%, 11/15/21	250,000	250,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	510,000
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	260,312
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	210,500
Scientific Games International Inc., 6.25%, 9/1/20	350,000	278,584
Sinclair Television Group Inc., 6.375%, 11/1/21	400,000	417,000
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	262,500
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	240,625
Univision Communications Inc. (A), 6.75%, 9/15/22	497,000	534,275
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	225,000	240,187
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	300,000	333,375
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	386,000

		6,161,705
Consumer Staples - 1.8%
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	507,500

Energy - 11.0%
Berry Petroleum Co. LLC, 6.75%, 11/1/20	200,000	138,000
California Resources Corp., 5.5%, 9/15/21	100,000	82,500
California Resources Corp., 6%, 11/15/24	100,000	81,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	300,000
Exterran Partners L.P. / EXLP Finance Corp. (C), 6%, 10/1/22	250,000	223,750
Jupiter Resources Inc. (A) (B), 8.5%, 10/1/22	150,000	102,000
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 9/15/21	200,000	115,000
Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 5/1/21	300,000	252,000
Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 8/1/22	300,000	240,000
Paramount Resources Ltd. (A) (B), 6.875%, 6/30/23	200,000	194,000
QEP Resources Inc., 5.375%, 10/1/22	250,000	233,750
QEP Resources Inc., 5.25%, 5/1/23	250,000	231,250
Southern Star Central Corp. (A), 5.125%, 7/15/22	500,000	507,500
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. (A), 6.25%, 10/15/22	100,000	104,500
Unit Corp., 6.625%, 5/15/21	250,000	238,750

		3,044,000
Financials - 6.7%
Ally Financial Inc., 3.75%, 11/18/19	300,000	298,500
Geo Group Inc./The, 5.875%, 10/15/24	200,000	207,000
Iron Mountain Inc., 6%, 8/15/23	150,000	156,000
Iron Mountain Inc., 5.75%, 8/15/24	350,000	352,625
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	350,000	367,500
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	280,125

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison High Income Fund Portfolio of Investments (unaudited)

Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	193,500

		1,855,250
Health Care - 10.6%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	249,375
Alere Inc. (A), 6.375%, 7/1/23	200,000	208,000
CHS/Community Health Systems Inc., 6.875%, 2/1/22	300,000	321,000
Endo Finance LLC / Endo Finco Inc. (A), 7.25%, 12/15/20	500,000	525,000
Grifols Worldwide Operations Ltd. (B), 5.25%, 4/1/22	250,000	252,500
Hologic Inc., 6.25%, 8/1/20	300,000	309,375
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	289,687
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	250,000	258,750
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	212,250
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	300,000	307,875

		2,933,812
Industrials - 12.9%
ACCO Brands Corp., 6.75%, 4/30/20	200,000	212,000
Ashtead Capital Inc. (A), 6.5%, 7/15/22	250,000	262,815
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	238,125
Bombardier Inc. (A) (B), 6.125%, 1/15/23	250,000	202,500
Brand Energy & Infrastructure Services Inc. (A) (C), 8.5%, 12/1/21	250,000	231,250
Building Materials Corp. of America (A), 5.375%, 11/15/24	250,000	250,600
Casella Waste Systems Inc. (C), 7.75%, 2/15/19	200,000	203,402
Clean Harbors Inc., 5.125%, 6/1/21	150,000	151,125
FTI Consulting Inc., 6%, 11/15/22	500,000	527,500
Gates Global LLC / Gates Global Co. (A), 6%, 7/15/22	350,000	310,625
Hertz Corp./The, 6.75%, 4/15/19	250,000	258,047
Hertz Corp./The, 5.875%, 10/15/20	100,000	101,750
Nortek Inc., 8.5%, 4/15/21	250,000	267,500
Spirit AeroSystems Inc., 5.25%, 3/15/22	200,000	205,500
Summit Materials LLC / Summit Materials Finance Corp., 10.5%, 1/31/20	54,000	58,320
United Rentals North America Inc., 8.25%, 2/1/21	69,000	73,434

		3,554,493
Information Technology - 8.5%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	416,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	498,750
CommScope Holding Co. Inc. (A), 6.625%, 6/1/20	250,000	260,000
Hughes Satellite Systems Corp., 7.625%, 6/15/21	150,000	165,938
Micron Technology Inc. (A), 5.25%, 1/15/24	150,000	144,000
Plantronics Inc. (A), 5.5%, 5/31/23	200,000	203,000
SunGard Data Systems Inc., 7.375%, 11/15/18	246,000	253,872
ViaSat Inc., 6.875%, 6/15/20	370,000	391,275

		2,332,835
Materials - 7.2%
AVINTIV Specialty Matierals Inc. (A), 6.875%, 6/1/19	125,000	127,500
Chemours Co./The (A), 6.625%, 5/15/23	100,000	88,000
Greif Inc., 6.75%, 2/1/17	250,000	262,500
INEOS Group Holdings S.A. (A) (B), 5.875%, 2/15/19	200,000	201,750
Murray Energy Corp. (A), 11.25%, 4/15/21	150,000	92,250
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	450,000	381,375
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	400,000	414,000
Steel Dynamics Inc., 5.5%, 10/1/24	250,000	247,500
Tronox Finance LLC, 6.375%, 8/15/20	225,000	184,500

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison High Income Fund Portfolio of Investments (unaudited)

			1,999,375
Telecommunication Services - 5.5%
Altice S.A. (A) (B), 7.625%, 2/15/25		250,000	245,000
GCI Inc., 6.875%, 4/15/25		150,000	152,625
Intelsat Jackson Holding SA (B), 5.5%, 8/1/23		200,000	181,500
SBA Telecommunications Inc., 5.75%, 7/15/20		300,000	313,500
Sprint Corp., 7.125%, 6/15/24		300,000	274,500
Sprint Corp., 7.625%, 2/15/25		150,000	139,125
T-Mobile USA Inc., 6.633%, 4/28/21		200,000	211,740

			1,517,990
Utilities - 9.1%
AES Corp./VA, 5.5%, 3/15/24		400,000	390,000
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22		400,000	425,440
Calpine Corp., 5.5%, 2/1/24		250,000	242,500
Dynegy Inc. (A), 7.625%, 11/1/24		150,000	154,875
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 1/15/22		400,000	403,000
NRG Energy Inc., 8.25%, 9/1/20		200,000	208,300
NRG Energy Inc., 6.25%, 5/1/24		200,000	196,500
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21		227,000	243,458
Talen Energy Supply LLC (A), 4.625%, 7/15/19		250,000	242,500

			2,506,573

Total Corporate Notes and Bonds ( Cost $26,919,252 )			26,413,533
		Shares
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund		759,222	759,222

Total Short-Term Investments ( Cost $759,222 )			759,222

TOTAL INVESTMENTS - 98.3% ( Cost $27,678,474 )			27,172,755
NET OTHER ASSETS AND LIABILITIES - 1.7%			472,792

TOTAL NET ASSETS - 100.0%			$27,645,547

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 12.2% of total net assets.
(C)	Illiquid security (See Note 2).

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 54.1%
Consumer Discretionary - 5.7%
Home Depot Inc./The	17,000	$1,989,510
Johnson Controls Inc.	26,500	1,207,340
McDonald's Corp.	28,500	2,846,010
Omnicom Group Inc.	11,500	840,420
Time Warner Inc.	18,000	1,584,720

		8,468,000
Consumer Staples - 9.1%
Coca-Cola Co./The	45,000	1,848,600
General Mills Inc.	33,500	1,950,035
JM Smucker Co./The	11,500	1,284,435
Mondelez International Inc., Class A	33,500	1,511,855
Nestle S.A., ADR	26,700	2,018,520
PepsiCo Inc.	15,000	1,445,250
Procter & Gamble Co./The	31,000	2,377,700
Wal-Mart Stores Inc.	15,500	1,115,690

		13,552,085
Energy - 4.6%
Chevron Corp.	25,000	2,212,000
ConocoPhillips	11,000	553,740
Exxon Mobil Corp.	27,500	2,178,275
Occidental Petroleum Corp.	8,500	596,700
Schlumberger Ltd.	16,000	1,325,120

		6,865,835
Financials - 8.3%
BB&T Corp.	33,500	1,349,045
MetLife Inc.	24,500	1,365,630
Northern Trust Corp.	16,000	1,223,840
Travelers Cos. Inc./The	31,500	3,342,780
US Bancorp	51,500	2,328,315
Wells Fargo & Co.	47,000	2,719,890

		12,329,500
Health Care - 9.7%
Amgen Inc.	7,500	1,324,425
Johnson & Johnson	27,500	2,755,775
Medtronic PLC	33,600	2,633,904
Merck & Co. Inc.	35,000	2,063,600
Novartis AG, ADR	10,500	1,089,375
Pfizer Inc.	90,000	3,245,400
Quest Diagnostics Inc.	18,500	1,365,485

		14,477,964
Industrials - 6.7%
3M Co.	5,500	832,370
Boeing Co./The	18,200	2,623,894
General Electric Co.	68,000	1,774,800
United Parcel Service Inc., Class B	21,500	2,200,740
United Technologies Corp.	15,000	1,504,650
Waste Management Inc.	19,500	997,035

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Diversified Income Fund Portfolio of Investments (unaudited)

		9,933,489
Information Technology - 6.2%
Accenture PLC, Class A	27,000	2,783,970
Automatic Data Processing Inc.	10,000	797,700
Linear Technology Corp.	33,000	1,353,000
Microsoft Corp.	40,000	1,868,000
Oracle Corp.	23,000	918,620
Texas Instruments Inc.	31,000	1,549,380

		9,270,670
Materials - 1.1%
Praxair Inc.	14,000	1,597,960

Telecommunication Service - 1.6%
Verizon Communications Inc.	52,000	2,433,080

Utilities - 1.1%
Duke Energy Corp.	21,000	1,558,620

Total Common Stocks ( Cost $62,191,360 )		80,487,203
	Par Value
ASSET BACKED SECURITIES - 1.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$98,971	103,318
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	225,000	225,385
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	175,000	174,775
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	225,000	224,990
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	100,000	99,963
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	325,000	324,946
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	125,000	125,128
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	250,000	252,347
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	150,000	149,948
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	125,000	124,825

Total Asset Backed Securities ( Cost $1,804,007 )		1,805,625
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
Fannie Mae-Aces, Series 2013-M12, Class APT (A), 2.387%, 3/25/23	332,517	333,684
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.755%, 2/25/45	300,000	311,470

Total Commercial Mortgage-Backed Securities ( Cost $641,986 )		645,154
CORPORATE NOTES AND BONDS - 15.1%
Consumer Discretionary - 2.5%
AARP Inc. (B) (C), 7.5%, 5/1/31	750,000	1,018,008
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	523,304
Amazon.com Inc., 3.3%, 12/5/21	200,000	203,358
CCO Safari II LLC (B), 4.464%, 7/23/22	400,000	402,160
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	398,644
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	128,906
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	400,000	417,480
Time Warner Inc., 4.75%, 3/29/21	400,000	432,862
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	146,328

		3,671,050

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Diversified Income Fund Portfolio of Investments (unaudited)

Consumer Staples - 0.5%
Coca-Cola Co./The, 2.45%, 11/1/20	500,000	505,698
CVS Health Corp., 5.125%, 7/20/45	250,000	264,880

		770,578
Energy - 2.3%
Antero Resources Corp. (B), 5.625%, 6/1/23	150,000	144,375
ConocoPhillips Co., 4.15%, 11/15/34	500,000	490,222
Energy Transfer Partners L.P., 5.2%, 2/1/22	200,000	206,746
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	500,008
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	250,000	246,875
Hess Corp., 7.875%, 10/1/29	150,000	187,747
Marathon Oil Corp., 6%, 10/1/17	300,000	326,916
Phillips 66, 4.65%, 11/15/34	500,000	493,187
Transocean Inc. (D), 7.5%, 4/15/31	400,000	296,750
Williams Cos. Inc./The, 4.55%, 6/24/24	250,000	236,619
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	250,000	244,831

		3,374,276
Financials - 2.1%
Air Lease Corp., 3.75%, 2/1/22	300,000	300,490
American Express Credit Corp., MTN, 2.375%, 3/24/17	90,000	91,569
Capital One Financial Corp., 2.45%, 4/24/19	200,000	199,956
Fifth Third Bancorp, 2.3%, 3/1/19	275,000	275,085
Glencore Funding LLC (B), 3.125%, 4/29/19	265,000	264,815
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	500,000	572,557
Health Care REIT Inc., 4.5%, 1/15/24	200,000	206,895
Huntington National Bank/The, 2.2%, 4/1/19	400,000	398,364
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	410,000	41
Morgan Stanley, 2.8%, 6/16/20	225,000	226,229
New York Life Global Funding (B), 1.95%, 2/11/20	300,000	296,679
Synchrony Financial, 3.75%, 8/15/21	250,000	251,222

		3,083,902
Health Care - 1.9%
AbbVie Inc., 2%, 11/6/18	300,000	299,480
Actavis Funding SCS (D), 4.75%, 3/15/45	150,000	141,432
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,133,599
Genentech Inc., 5.25%, 7/15/35	195,000	229,762
HCA Inc., 3.75%, 3/15/19	150,000	152,156
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	269,415
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	387,681
Wyeth LLC, 6.5%, 2/1/34	150,000	192,922

		2,806,447
Industrials - 1.4%
Boeing Co./The, 8.625%, 11/15/31	150,000	223,098
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	216,089
Caterpillar Inc., 3.9%, 5/27/21	450,000	482,755
Danaher Corp., 3.9%, 6/23/21	450,000	484,829
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	276,560
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	345,635
United Rentals North America Inc., 4.625%, 7/15/23	150,000	147,937

		2,176,903
Information Technology - 1.7%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Diversified Income Fund Portfolio of Investments (unaudited)

Apple Inc., 2.4%, 5/3/23	450,000	429,828
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	469,717
Cisco Systems Inc., 5.5%, 2/22/16	240,000	246,705
EMC Corp., 2.65%, 6/1/20	200,000	201,862
First Data Corp. (B), 7.375%, 6/15/19	80,000	83,448
Fiserv Inc., 2.7%, 6/1/20	250,000	249,941
Intel Corp., 4.9%, 7/29/45	250,000	256,775
International Business Machines Corp., 1.875%, 8/1/22	400,000	373,786
Thomson Reuters Corp. (D), 4.3%, 11/23/23	225,000	234,269

		2,546,331
Materials - 0.1%
Westvaco Corp., 8.2%, 1/15/30	175,000	236,292

Telecommunication Services - 1.0%
AT&T Inc., 4.75%, 5/15/46	200,000	184,465
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	574,942
Harris Corp., 5.054%, 4/27/45	250,000	237,951
Verizon Communications Inc., 5.15%, 9/15/23	400,000	440,247

		1,437,605
Utilities - 1.6%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	227,267
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	527,895
Sierra Pacific Power Co., Series M, 6%, 5/15/16	126,000	131,208
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	529,062
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	947,557

		2,362,989

Total Corporate Notes and Bonds ( Cost $21,795,238 )		22,466,373
LONG TERM MUNICIPAL BONDS - 1.6%
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	300,000	339,594
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	300,000	328,734
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	300,000	338,781
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	300,000	342,099
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	325,000	360,285
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	350,000	398,587
State of Iowa Revenue, 6.75%, 6/1/34	250,000	284,850

Total Long Term Municipal Bonds ( Cost $2,350,675 )		2,392,930
MORTGAGE BACKED SECURITIES - 8.9%
Fannie Mae - 5.8%
5.5%, 4/1/16 Pool # 745444	5,674	5,712
6%, 5/1/16 Pool # 582558	1,717	1,735
5%, 12/1/17 Pool # 672243	35,528	37,192
5%, 5/1/20 Pool # 813965	72,463	77,702
4.5%, 9/1/20 Pool # 835465	80,743	84,707
6%, 5/1/21 Pool # 253847	15,774	17,870
3.5%, 8/1/26 Pool # AL0787	309,443	327,195
3%, 5/1/27 Pool # AL1715	374,898	389,978
3.5%, 8/1/29 Pool # MA2003	327,316	345,498
7%, 12/1/29 Pool # 762813	8,624	9,517
7%, 11/1/31 Pool # 607515	11,742	12,992

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 12/1/31 Pool # MA0919	571,877	603,971
7%, 5/1/32 Pool # 644591	2,838	3,186
5.5%, 10/1/33 Pool # 254904	90,671	102,665
5%, 6/1/34 Pool # 255230	69,623	77,231
7%, 7/1/34 Pool # 792636	5,197	5,444
4%, 2/1/35 Pool # MA2177	624,150	670,706
5%, 8/1/35 Pool # 829670	77,134	85,294
5%, 9/1/35 Pool # 820347	105,209	118,432
5%, 9/1/35 Pool # 835699	100,201	112,725
5%, 11/1/35 Pool # 844809	35,968	39,790
5%, 12/1/35 Pool # 850561	40,120	44,392
5.5%, 9/1/36 Pool # 831820	169,928	192,178
6%, 9/1/36 Pool # 831741	150,655	170,677
5.5%, 10/1/36 Pool # 901723	80,849	90,653
5.5%, 12/1/36 Pool # 903059	129,271	147,263
5.5%, 7/1/41 Pool # AL6588	341,063	383,800
3.5%, 6/1/42 Pool # AO4134	435,894	453,369
4%, 6/1/42 Pool # MA1087	352,964	376,765
3.5%, 8/1/42 Pool # AP2133	321,903	334,801
3.5%, 8/1/42 Pool # AO8100	313,540	325,984
3%, 2/1/43 Pool # AL3072	423,159	427,795
3%, 2/1/43 Pool # AB8486	425,912	430,323
3%, 2/1/43 Pool # AB8563	253,860	256,445
3%, 3/1/43 Pool # AB8818	429,423	433,807
4%, 1/1/45 Pool # MA2145	644,181	686,928
4.5%, 2/1/45 Pool # MA2193	476,508	519,733
5.5%, 9/25/35 Series 2005-79, Class LT	160,923	182,265

		8,586,720
Freddie Mac - 3.1%
3%, 8/1/27 Pool # J19899	338,880	352,861
8%, 6/1/30 Pool # C01005	2,378	3,001
6.5%, 1/1/32 Pool # C62333	45,573	52,071
5%, 7/1/33 Pool # A11325	228,358	253,799
5%, 4/1/35 Pool # A32316	32,860	36,510
5%, 4/1/35 Pool # A32315	35,940	39,892
5%, 2/1/39 Pool # G05572	457,605	505,944
3.5%, 11/1/40 Pool # G06168	482,147	500,768
4.5%, 9/1/41 Pool # Q03516	300,966	327,240
4%, 10/1/41 Pool # Q04092	366,780	391,261
3%, 8/1/42 Pool # G08502	378,409	380,715
3%, 9/1/42 Pool # C04233	381,357	383,690
3%, 4/1/43 Pool # V80025	432,001	434,590
3%, 4/1/43 Pool # V80026	434,642	437,197
4%, 5/1/45 Pool # G08642	397,876	423,287

		4,522,826
Ginnie Mae - 0.0%
8%, 10/20/15 Pool # 2995	108	108
6.5%, 2/20/29 Pool # 2714	22,921	27,136
6.5%, 4/20/31 Pool # 3068	13,041	15,532

		42,776

Total Mortgage Backed Securities ( Cost $12,977,332 )		13,152,322
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.3%
Fannie Mae - 0.3%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Diversified Income Fund Portfolio of Investments (unaudited)

2.000%, 6/28/27 (F)		400,000	399,743

U.S. Treasury Bonds - 1.3%
6.625%, 2/15/27		860,000	1,242,028
3.000%, 5/15/42		500,000	507,500
2.500%, 2/15/45		250,000	227,930

			1,977,458
U.S. Treasury Notes - 12.7%
4.250%, 8/15/15		500,000	500,664
1.375%, 11/30/15		1,500,000	1,505,859
3.125%, 1/31/17		1,750,000	1,817,539
2.375%, 7/31/17		700,000	723,407
4.250%, 11/15/17		2,100,000	2,265,211
3.875%, 5/15/18		750,000	810,762
1.500%, 12/31/18		750,000	758,438
3.125%, 5/15/19		1,000,000	1,068,594
1.625%, 8/31/19		2,000,000	2,022,500
3.375%, 11/15/19		2,000,000	2,163,594
2.000%, 7/31/20		750,000	765,469
2.625%, 11/15/20		2,000,000	2,096,876
1.750%, 5/15/22		1,600,000	1,581,875
2.500%, 8/15/23		750,000	773,731

			18,854,519

Total U.S. Government and Agency Obligations ( Cost $20,796,574 )			21,231,720
		Shares
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund		6,254,478	6,254,478

Total Short-Term Investments ( Cost $6,254,478 )			6,254,478

TOTAL INVESTMENTS - 99.8% ( Cost $128,811,650 )			148,435,805
NET OTHER ASSETS AND LIABILITIES - 0.2%			335,364

TOTAL NET ASSETS - 100.0%			$148,771,169

*	Non-income producing.
(A)	Floating rate or variable rate note. Rate shown is as of July 31, 2015.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.7% of total net assets.
(E)	In default. Issuer is bankrupt.
(F)	Stepped rate security. Rate shown is as of July 31, 2015.

ADR	American Depositary Receipt.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Diversified Income Fund Portfolio of Investments (unaudited)

REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

C

	Shares	Value (Note 1)
COMMON STOCKS - 64.2%
Consumer Discretionary - 10.4%
Amazon.com Inc. * (A)	500	$268,075
CBS Corp., Class B (A)	28,200	1,507,854
Discovery Communications Inc., Class A * (A)	17,600	581,152
Discovery Communications Inc., Class C * (A)	31,500	954,450
Johnson Controls Inc. (A)	37,800	1,722,168
Nordstrom Inc. (A)	21,200	1,617,772
Priceline Group Inc./The * (A)	1,400	1,740,998
Starbucks Corp. (A)	13,500	782,055

		9,174,524
Consumer Staples - 6.1%
Costco Wholesale Corp. (A)	10,500	1,525,650
General Mills Inc. (A)	16,100	937,181
JM Smucker Co./The (A)	16,600	1,854,054
Tyson Foods Inc., Class A	23,100	1,024,485

		5,341,370
Energy - 7.8%
Apache Corp. (A)	19,700	903,442
Baker Hughes Inc.	31,500	1,831,725
Cameron International Corp. * (A)	25,100	1,266,546
EOG Resources Inc. (A)	18,600	1,435,734
Occidental Petroleum Corp. (A)	20,200	1,418,040

		6,855,487
Financials - 8.2%
American Tower Corp. (A)	8,500	808,435
PNC Financial Services Group Inc./The (A)	9,600	942,528
Progressive Corp./The (A)	56,200	1,714,100
State Street Corp. (A)	22,600	1,730,256
T. Rowe Price Group Inc. (A)	26,000	2,005,380

		7,200,699
Health Care - 7.9%
Agilent Technologies Inc. (A)	35,700	1,461,915
Baxalta Inc. *	4,800	157,584
Baxter International Inc.	4,800	192,384
Biogen Inc. * (A)	3,100	988,218
Cerner Corp. * (A)	16,500	1,183,380
Express Scripts Holding Co. * (A)	12,400	1,116,868
Gilead Sciences Inc. (A)	1,500	176,790
Varian Medical Systems Inc. * (A)	19,000	1,635,330

		6,912,469
Industrials - 7.1%
Danaher Corp. (A)	10,900	998,004
Jacobs Engineering Group Inc. * (A)	24,300	1,023,516
PACCAR Inc. (A)	18,000	1,167,120
United Parcel Service Inc., Class B (A)	14,800	1,514,928
United Technologies Corp. (A)	15,600	1,564,836

		6,268,404

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Information Technology - 14.4%
Apple Inc. (A)		17,400	2,110,620
eBay Inc. * (A)		13,000	365,560
EMC Corp. (A)		60,900	1,637,601
Google Inc., Class C * (A)		2,600	1,626,586
Linear Technology Corp. (A)		32,100	1,316,100
Microsoft Corp. (A)		37,900	1,769,930
Nuance Communications Inc. * (A)		20,000	362,600
Oracle Corp. (A)		40,200	1,605,588
PayPal Holdings Inc. *		13,000	503,100
QUALCOMM Inc. (A)		21,100	1,358,629

			12,656,314
Telecommunication Service - 2.3%
Verizon Communications Inc. (A)		43,500	2,035,365

Total Common Stocks ( Cost $59,239,769 )			56,444,632
EXCHANGE TRADED FUNDS - 7.9%
Powershares QQQ Trust Series 1 (A)		$20,900	2,339,755
SPDR Gold Shares *		21,000	2,203,530
SPDR S&P 500 ETF Trust (A)		11,400	2,399,700

Total Exchange Traded Funds ( Cost $7,209,747 )			6,942,985
		Contracts
PUT OPTION PURCHASED - 0.3%
S&P 500 Index, Put, Aug 2015, $2,100		133	260,015

Total Put Options Purchased ( Cost $601,293 )			260,015
		Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%
U.S. Treasury Bill (B) (C), 0.015%, 9/24/15		$6,000,000	5,999,870

Total U.S. Government and Agency Obligations ( Cost $5,999,870 )			5,999,870
		Shares
SHORT-TERM INVESTMENTS - 19.1%
State Street Institutional U.S. Government Money Market Fund		16,854,607	16,854,607

Total Short-Term Investments ( Cost $16,854,607 )			16,854,607

TOTAL INVESTMENTS - 98.3% ( Cost $89,905,286 )			86,502,109
NET OTHER ASSETS AND LIABILITIES - 3.2%			2,831,501

TOTAL CALL & PUT OPTIONS WRITTEN - (1.5%)			(1,300,988)

TOTAL NET ASSETS - 100.0%			$88,032,622

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of July 31, 2015, the total amount segregated was $5,999,870.

ETF	Exchange Traded Fund.

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Agilent Technologies Inc.	162	August 2015	$42.50	$9,477
Agilent Technologies Inc.	125	November 2015	42.50	19,875
Amazon.com Inc.	5	August 2015	440.00	48,500
American Tower Corp.	85	September 2015	100.00	5,738
Apache Corp.	197	January 2016	52.50	37,430
Apple Inc.	82	August 2015	130.00	2,378
Apple Inc.	43	August 2015	135.00	322
Apple Inc.	49	October 2015	130.00	9,800
Biogen Inc.	31	September 2015	410.00	1,162
Cameron International Corp.	150	August 2015	55.00	4,125
Cameron International Corp.	60	August 2015	57.50	900
CBS Corp., Class B	135	August 2015	57.50	4,658
CBS Corp., Class B	147	September 2015	60.00	4,704
Cerner Corp.	70	September 2015	70.00	26,950
Costco Wholesale Corp.	105	October 2015	145.00	46,725
Danaher Corp.	30	August 2015	87.50	12,900
Danaher Corp.	79	September 2015	87.50	38,710
Discovery Communications Inc., Class A	93	January 2016	35.00	15,810
Discovery Communications Inc., Class C	83	October 2015	35.00	7,678
eBay Inc.	30	August 2015	62.50	13,800
eBay Inc.	100	October 2015	60.00	67,500
EMC Corp.	230	August 2015	27.00	10,925
EOG Resources Inc.	66	August 2015	90.00	792
EOG Resources Inc.	120	October 2015	95.00	2,580
Express Scripts Holding Co.	36	August 2015	92.50	3,186
Express Scripts Holding Co.	88	September 2015	92.50	17,380
General Mills Inc.	50	August 2015	57.50	6,300
Gilead Sciences Inc.	15	August 2015	120.00	2,400
Google Inc., Class C	23	August 2015	550.00	175,490
Google Inc., Class C	3	August 2015	660.00	600
Jacobs Engineering Group Inc.	143	August 2015	45.00	1,787
JM Smucker Co./The	89	October 2015	115.00	17,578
Johnson Controls Inc.	186	October 2015	55.00	1,395
Linear Technology Corp.	47	August 2015	46.00	705
Linear Technology Corp.	21	August 2015	47.00	315
Linear Technology Corp.	205	August 2015	48.00	2,562
Microsoft Corp.	140	August 2015	47.00	8,400
Microsoft Corp.	47	August 2015	48.00	1,198
Microsoft Corp.	120	September 2015	47.00	11,700
Nordstrom Inc.	57	August 2015	77.50	6,812
Nordstrom Inc.	155	October 2015	75.00	51,538
Nuance Communications Inc.	154	October 2015	18.00	16,170
Occidental Petroleum Corp.	39	August 2015	85.00	78
Occidental Petroleum Corp.	88	November 2015	80.00	4,224

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Oracle Corp.	104	September 2015	45.00	468
PACCAR Inc.	80	August 2015	67.50	1,200
PACCAR Inc.	100	September 2015	67.50	5,000
PNC Financial Services Group Inc./The	96	September 2015	100.00	11,808
Powershares QQQ Trust Series 1	117	August 2015	108.00	50,310
Powershares QQQ Trust Series 1	92	September 2015	113.00	14,766
Priceline Group Inc./The	14	August 2015	1,185.00	113,890
Progressive Corp./The	235	August 2015	27.00	86,950
Progressive Corp./The	91	August 2015	28.00	23,888
Progressive Corp./The	236	November 2015	28.00	69,620
QUALCOMM Inc.	121	September 2015	65.00	15,004
SPDR S&P 500 ETF Trust	7	August 2015	209.00	2,205
SPDR S&P 500 ETF Trust	5	August 2015	211.00	917
SPDR S&P 500 ETF Trust	102	October 2015	213.00	30,855
Starbucks Corp.	135	October 2015	55.00	50,963
State Street Corp.	59	August 2015	77.50	4,631
State Street Corp.	110	August 2015	80.00	2,365
State Street Corp.	57	November 2015	80.00	9,975
T. Rowe Price Group Inc.	22	October 2015	80.00	1,815
United Parcel Service Inc., Class B	125	October 2015	105.00	17,188
United Technologies Corp.	83	August 2015	120.00	124
Varian Medical Systems Inc.	190	August 2015	90.00	3,325
Verizon Communications Inc.	123	October 2015	50.00	1,722

Total Call Options Written ( Premiums received $1,341,522 )				$1,242,246

Put Options Written

Microsoft Corp.	100	October 2015	42.00	3,400
QUALCOMM Inc.	100	September 2015	60.00	5,100
Starbucks Corp.	135	September 2015	52.50	2,767
United Technologies Corp.	90	August 2015	105.00	47,475

Total Put Options Written ( Premiums received $65,444 )				$58,742

Total Options Written, at Value ( Premiums received $1,406,966 )				$1,300,988

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.9%
Consumer Discretionary - 10.1%
Home Depot Inc./The	4,300	$503,229
Johnson Controls Inc.	6,800	309,808
McDonald's Corp.	7,200	718,992
Omnicom Group Inc.	2,900	211,932
Time Warner Inc.	4,500	396,180

		2,140,141
Consumer Staples - 16.8%
Coca-Cola Co./The	11,400	468,312
General Mills Inc.	9,000	523,890
JM Smucker Co./The	2,900	323,901
Mondelez International Inc., Class A	8,800	397,144
Nestle S.A., ADR	6,700	506,520
PepsiCo Inc.	3,800	366,130
Procter & Gamble Co./The	8,500	651,950
Wal-Mart Stores Inc.	4,400	316,712

		3,554,559
Energy - 8.4%
Chevron Corp.	6,400	566,272
ConocoPhillips	2,900	145,986
Exxon Mobil Corp.	6,900	546,549
Occidental Petroleum Corp.	2,300	161,460
Schlumberger Ltd.	4,400	364,408

		1,784,675
Financials - 14.6%
BB&T Corp.	8,400	338,268
MetLife Inc.	6,000	334,440
Northern Trust Corp.	4,000	305,960
Travelers Cos. Inc./The	8,100	859,572
US Bancorp	12,600	569,646
Wells Fargo & Co.	11,900	688,653

		3,096,539
Health Care - 17.8%
Amgen Inc.	2,200	388,498
Johnson & Johnson	7,000	701,470
Medtronic PLC	8,400	658,476
Merck & Co. Inc.	9,000	530,640
Novartis AG, ADR	2,600	269,750
Pfizer Inc.	23,700	854,622
Quest Diagnostics Inc.	4,900	361,669

		3,765,125
Industrials - 11.9%
3M Co.	1,350	204,309
Boeing Co./The	4,800	692,016
General Electric Co.	17,200	448,920
United Parcel Service Inc., Class B	5,450	557,862
United Technologies Corp.	3,800	381,178
Waste Management Inc.	4,500	230,085

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Dividend Income Fund Portfolio of Investments (unaudited)

			2,514,370
	Information Technology - 11.4%
	Accenture PLC, Class A	7,100	732,081
	Automatic Data Processing Inc.	2,600	207,402
	Linear Technology Corp.	8,400	344,400
	Microsoft Corp.	10,400	485,680
	Oracle Corp.	5,800	231,652
	Texas Instruments Inc.	8,000	399,840

			2,401,055
	Materials - 1.9%
	Praxair Inc.	3,600	410,904

	Telecommunication Service - 3.1%
	Verizon Communications Inc.	13,800	645,702

	Utilities - 1.9%
	Duke Energy Corp.	5,500	408,210

Total Common Stocks ( Cost $16,901,054 )			20,721,280
	SHORT-TERM INVESTMENTS - 2.2%
	State Street Institutional U.S. Government Money Market Fund	471,846	471,846

Total Short-Term Investments ( Cost $471,846 )			471,846

TOTAL INVESTMENTS - 100.1% ( Cost $17,372,900 )			21,193,126
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(31,381)

TOTAL NET ASSETS - 100.0%			$21,161,745

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.9%
Consumer Discretionary - 8.0%
Discovery Communications Inc., Class C *	34,000	$1,030,200
Liberty Global PLC *	89,000	4,373,460
Sony Corp., ADR *	109,000	3,090,150
Time Warner Inc.	83,000	7,307,320
TopBuild Corp. * (A)	—	3

		15,801,133
Consumer Staples - 10.1%
CVS Health Corp.	49,000	5,511,030
JM Smucker Co./The	33,500	3,741,615
Mondelez International Inc., Class A	81,000	3,655,530
Tyson Foods Inc., Class A	79,500	3,525,825
Wal-Mart Stores Inc.	51,000	3,670,980

		20,104,980
Energy - 9.3%
Canadian Natural Resources Ltd.	108,000	2,633,040
Exxon Mobil Corp.	77,000	6,099,170
Marathon Petroleum Corp.	116,000	6,341,720
Occidental Petroleum Corp.	49,500	3,474,900

		18,548,830
Financials - 30.0%
Capital Markets - 3.0%
Bank of New York Mellon Corp./The	135,000	5,859,000

Commercial Banks - 11.3%
Citigroup Inc.	155,000	9,061,300
US Bancorp	121,000	5,470,410
Wells Fargo & Co.	136,500	7,899,255

		22,430,965
Consumer Finance - 1.9%
Ally Financial Inc. *	166,000	3,779,820

Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Class B *	22,500	3,211,650

Insurance - 10.4%
American International Group Inc.	141,000	9,040,920
Arch Capital Group Ltd. *	55,000	3,924,800
Markel Corp. *	8,700	7,740,825

		20,706,545
Real Estate Management & Development - 1.8%
Brookfield Asset Management Inc., Class A	104,500	3,639,735

		59,627,715
Health Care - 17.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Large Cap Value Fund Portfolio of Investments (unaudited)

	Agilent Technologies Inc.	84,000	3,439,800
	Express Scripts Holding Co. *	36,500	3,287,555
	Medtronic PLC	63,000	4,938,570
	Pfizer Inc.	238,000	8,582,280
	Quest Diagnostics Inc.	55,000	4,059,550
	Thermo Fisher Scientific Inc.	61,000	8,511,330
	UnitedHealth Group Inc.	17,500	2,124,500

			34,943,585
	Industrials - 8.8%
	Boeing Co./The	56,000	8,073,520
	Danaher Corp.	32,500	2,975,700
	General Electric Co.	101,000	2,636,100
	Rockwell Collins Inc.	44,500	3,765,590

			17,450,910
	Information Technology - 5.9%
	eBay Inc. *	86,500	2,432,380
	Oracle Corp.	149,000	5,951,060
	PayPal Holdings Inc. *	86,500	3,347,550

			11,730,990
	Materials - 0.9%
	Crown Holdings Inc. *	34,500	1,777,095

	Telecommunication Service - 1.9%
	T-Mobile U.S. Inc. *	90,000	3,659,400

	Utilities - 2.4%
	Duke Energy Corp.	64,500	4,787,190

Total Common Stocks ( Cost $158,697,952 )			188,431,828
	SHORT-TERM INVESTMENTS - 6.8%
	State Street Institutional U.S. Government Money Market Fund	13,579,589	13,579,589

Total Short-Term Investments ( Cost $13,579,589 )			13,579,589

TOTAL INVESTMENTS - 101.7% ( Cost $172,277,541 )			202,011,417
NET OTHER ASSETS AND LIABILITIES - (1.7%)			(3,450,381)

TOTAL NET ASSETS - 100.0%			$198,561,036

*	Non-income producing.
(A)	Fractional shares. Amount less than 0.5.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.9%
Consumer Discretionary - 14.7%
CarMax Inc. *	29,555	$1,906,593
Discovery Communications Inc., Class C *	183,550	5,561,565
McDonald's Corp.	30,083	3,004,088
Nordstrom Inc.	40,440	3,085,977
TJX Cos. Inc./The	61,340	4,282,759

		17,840,982
Consumer Staples - 13.6%
Costco Wholesale Corp.	17,688	2,570,066
Diageo PLC, ADR	48,829	5,483,985
JM Smucker Co./The	37,070	4,140,348
Nestle S.A., ADR	56,789	4,293,249

		16,487,648
Energy - 0.8%
Schlumberger Ltd.	12,155	1,006,677

Financials - 22.8%
American Tower Corp.	43,325	4,120,641
Berkshire Hathaway Inc., Class B *	27,523	3,928,633
Brookfield Asset Management Inc., Class A	121,982	4,248,633
Brown & Brown Inc.	91,869	3,073,018
Markel Corp. *	4,779	4,252,115
Progressive Corp./The	139,430	4,252,615
US Bancorp	84,414	3,816,357

		27,692,012
Health Care - 10.5%
Baxalta Inc. *	52,670	1,729,156
Baxter International Inc.	48,065	1,926,445
HCA Holdings Inc. *	9,470	880,805
Johnson & Johnson	48,178	4,827,917
Varian Medical Systems Inc. *	39,127	3,367,661

		12,731,984
Industrials - 16.6%
Copart Inc. *	100,485	3,620,474
Danaher Corp.	33,944	3,107,913
Jacobs Engineering Group Inc. *	99,985	4,211,368
PACCAR Inc.	56,480	3,662,163
Rockwell Collins Inc.	40,719	3,445,642
W.W. Grainger Inc.	8,915	2,038,950

		20,086,510
Information Technology - 15.9%
Accenture PLC, Class A	48,057	4,955,157
Google Inc., Class C *	6,434	4,025,175
Oracle Corp.	103,015	4,114,419
TE Connectivity Ltd.	47,740	2,908,321
Visa Inc., Class A	42,494	3,201,498

		19,204,570

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Investors Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $94,761,518 )			115,050,383
SHORT-TERM INVESTMENTS - 6.7%
State Street Institutional U.S. Government Money Market Fund		8,174,527	8,174,527

Total Short-Term Investments ( Cost $8,174,527 )			8,174,527

TOTAL INVESTMENTS - 101.6% ( Cost $102,936,045 )			123,224,910
NET OTHER ASSETS AND LIABILITIES - (1.6%)			(1,929,060)

TOTAL NET ASSETS - 100.0%			$121,295,850

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.7%
Consumer Discretionary - 20.7%
Amazon.com Inc. *	4,730	$2,535,989
CBS Corp., Class B	62,890	3,362,728
Discovery Communications Inc., Class C *	115,859	3,510,528
Home Depot Inc./The	31,355	3,669,476
Johnson Controls Inc.	52,505	2,392,128
Liberty Global PLC *	61,345	3,014,493
McDonald's Corp.	44,215	4,415,310
Nordstrom Inc.	28,545	2,178,269
Omnicom Group Inc.	47,947	3,503,967
Ross Stores Inc.	36,620	1,946,719
Starbucks Corp.	47,370	2,744,144
TJX Cos. Inc./The	43,665	3,048,690
Walt Disney Co./The	19,000	2,280,000

		38,602,441
Consumer Staples - 7.4%
Costco Wholesale Corp.	22,582	3,281,164
CVS Health Corp.	24,261	2,728,635
Diageo PLC, ADR	21,410	2,404,557
JM Smucker Co./The	25,620	2,861,498
PepsiCo Inc.	26,800	2,582,180

		13,858,034
Energy - 3.3%
EOG Resources Inc.	37,831	2,920,175
Schlumberger Ltd.	38,980	3,228,324

		6,148,499
Financials - 2.5%
Brookfield Asset Management Inc., Class A	57,642	2,007,671
T. Rowe Price Group Inc.	35,355	2,726,931

		4,734,602
Health Care - 20.3%
Amgen Inc.	29,555	5,219,117
Baxalta Inc. *	51,450	1,689,104
Baxter International Inc.	51,450	2,062,116
Biogen Inc. *	9,200	2,932,776
Celgene Corp. *	21,175	2,779,219
Express Scripts Holding Co. *	38,475	3,465,443
Gilead Sciences Inc.	49,275	5,807,551
HCA Holdings Inc. *	31,540	2,933,535
Johnson & Johnson	37,375	3,745,349
McKesson Corp.	10,691	2,358,114
Thermo Fisher Scientific Inc.	16,792	2,342,988
Varian Medical Systems Inc. *	29,425	2,532,610

		37,867,922
Industrials - 12.8%
3M Co.	13,315	2,015,092
Boeing Co./The	39,890	5,750,941
Danaher Corp.	22,170	2,029,885

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Large Cap Growth Fund Portfolio of Investments (unaudited)

PACCAR Inc.	50,575	3,279,283
Rockwell Collins Inc.	39,955	3,380,992
United Parcel Service Inc., Class B	37,938	3,883,334
W.W. Grainger Inc.	15,000	3,430,650

		23,770,177
Information Technology - 27.8%
Communications Equipment - 1.6%
QUALCOMM Inc.	45,845	2,951,960

Computers & Peripherals - 4.7%
Apple Inc.	73,000	8,854,900

Electronic Equipment, Instruments & Components - 1.3%
TE Connectivity Ltd.	39,340	2,396,593

Internet Software & Services - 5.3%
eBay Inc. *	64,378	1,810,309
Google Inc., Class C *	12,890	8,064,113

		9,874,422
IT Services - 6.1%
Accenture PLC, Class A	49,982	5,153,644
PayPal Holdings Inc. *	64,378	2,491,429
Visa Inc., Class A	49,380	3,720,289

		11,365,362
Semiconductors & Semiconductor Equipment - 1.5%
Linear Technology Corp.	69,805	2,862,005

Software - 7.3%
Microsoft Corp.	155,585	7,265,819
Oracle Corp.	158,120	6,315,313

		13,581,132

		51,886,374
Telecommunication Service - 1.9%
Verizon Communications Inc.	74,135	3,468,777

Total Common Stocks ( Cost $132,454,908 )		180,336,826
SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional U.S. Government Money Market Fund	9,954,996	9,954,996

Total Short-Term Investments ( Cost $9,954,996 )		9,954,996

TOTAL INVESTMENTS - 102.0% ( Cost $142,409,904 )		190,291,822
NET OTHER ASSETS AND LIABILITIES - (2.0%)		(3,764,945)

TOTAL NET ASSETS - 100.0%		$186,526,877

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Large Cap Growth Fund Portfolio of Investments (unaudited)

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.3%
Consumer Discretionary - 25.5%
Media - 12.2%
Discovery Communications Inc., Class C *	274,654	$8,322,016
Liberty Global PLC *	209,488	10,294,240
Liberty Ventures *	177,017	7,342,665
Omnicom Group Inc.	94,825	6,929,811

		32,888,732
Specialty Retail - 13.3%
Advance Auto Parts Inc.	39,998	6,968,052
CarMax Inc. *	81,678	5,269,048
Ross Stores Inc.	278,112	14,784,434
Sally Beauty Holdings Inc. *	292,274	8,706,842

		35,728,376

		68,617,108
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	26,555	2,878,828

Energy - 4.1%
Oceaneering International Inc.	78,530	3,142,771
World Fuel Services Corp.	196,947	8,005,895

		11,148,666
Financials - 26.0%
Commercial Banks - 4.6%
Glacier Bancorp Inc.	214,174	6,018,289
M&T Bank Corp.	49,473	6,488,384

		12,506,673
Insurance - 17.1%
Arch Capital Group Ltd. *	89,605	6,394,213
Brown & Brown Inc.	410,006	13,714,701
Markel Corp. *	20,029	17,820,803
WR Berkley Corp.	144,252	8,037,721

		45,967,438
Real Estate Management & Development - 4.3%
Brookfield Asset Management Inc., Class A	334,863	11,663,278

		70,137,389
Health Care - 6.3%
DaVita HealthCare Partners Inc. *	98,837	7,811,088
Laboratory Corp. of America Holdings *	71,984	9,162,844

		16,973,932
Industrials - 16.8%
Colfax Corp. *	111,424	4,249,711
Copart Inc. *	283,282	10,206,651

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Expeditors International of Washington Inc.	208,977	9,794,752
	Fastenal Co.	131,936	5,522,841
	Generac Holdings Inc. *	111,331	3,904,378
	IHS Inc., Class A *	50,646	6,332,269
	Precision Castparts Corp.	26,866	5,236,721

			45,247,323
	Information Technology - 8.3%
	Amphenol Corp., Class A	107,413	6,059,167
	CDW Corp.	263,524	9,468,417
	Motorola Solutions Inc.	114,135	6,866,362

			22,393,946
	Materials - 3.2%
	Crown Holdings Inc. *	169,802	8,746,501

Total Common Stocks ( Cost $168,200,425 )			246,143,693
	SHORT-TERM INVESTMENTS - 9.0%
	State Street Institutional U.S. Government Money Market Fund	24,212,933	24,212,933

Total Short-Term Investments ( Cost $24,212,933 )			24,212,933

TOTAL INVESTMENTS - 100.3% ( Cost $192,413,358 )			270,356,626
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(934,729)

TOTAL NET ASSETS - 100.0%			$269,421,897

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.1%
Consumer Discretionary - 7.9%
Ascena Retail Group Inc. *	87,790	$1,099,131
Cato Corp./The, Class A	28,419	1,091,574
Fred's Inc., Class A	76,060	1,372,123
Helen of Troy Ltd. *	22,840	2,004,895
Horizon Global Corp. *	12,320	154,246
Stage Stores Inc.	57,800	1,017,280

		6,739,249
Consumer Staples - 5.4%
C&C Group PLC	253,127	986,333
Casey's General Stores Inc.	11,300	1,155,029
Cranswick PLC	42,309	1,090,186
Post Holdings Inc. *	25,320	1,360,697

		4,592,245
Energy - 6.4%
Dorian LPG Ltd. *	49,700	781,781
Era Group Inc. *	32,110	543,622
RSP Permian Inc. *	41,744	1,035,251
Scorpio Tankers Inc.	161,460	1,734,081
SEACOR Holdings Inc. *	15,660	989,242
Tesco Corp.	37,405	359,088

		5,443,065
Financials - 20.0%
AMERISAFE Inc.	15,430	772,272
DiamondRock Hospitality Co., REIT	57,604	726,386
Education Realty Trust Inc., REIT	26,663	843,617
First Busey Corp.	103,758	660,938
First Midwest Bancorp Inc.	83,110	1,559,975
First Niagara Financial Group Inc.	89,720	871,181
Flushing Financial Corp.	39,470	819,397
Great Western Bancorp Inc.	36,148	949,247
Hancock Holding Co.	29,910	873,970
International Bancshares Corp.	63,190	1,701,707
MB Financial Inc.	35,740	1,218,734
Northwest Bancshares Inc.	99,650	1,264,559
Primerica Inc.	26,070	1,179,146
Solar Capital Ltd.	37,560	667,441
Summit Hotel Properties Inc., REIT	59,860	815,892
Webster Financial Corp.	55,390	2,141,377

		17,065,839
Health Care - 12.6%
Allscripts Healthcare Solutions Inc. *	92,040	1,330,898
Amsurg Corp. *	18,040	1,294,190
Charles River Laboratories International Inc. *	20,430	1,585,777
Corvel Corp. *	14,245	455,270
Haemonetics Corp. *	26,380	1,055,464
ICON PLC *	5,800	468,640
ICU Medical Inc. *	12,320	1,231,014
MedAssets Inc. *	44,260	1,031,258
Phibro Animal Health Corp., Class A	22,660	890,085

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Small Cap Fund Portfolio of Investments (unaudited)

STERIS Corp.	21,070	1,456,569

		10,799,165
Industrials - 26.9%
Aerospace & Defense - 1.8%
Cubic Corp.	34,950	1,550,732

Air Freight & Logistics - 0.9%
UTi Worldwide Inc. *	86,750	728,700

Building Products - 0.6%
Tyman PLC	103,568	497,341

Commercial Services & Supplies - 9.6%
ACCO Brands Corp. *	133,630	1,093,093
Essendant Inc.	40,860	1,504,465
G&K Services Inc., Class A	29,450	1,930,742
Matthews International Corp., Class A	26,950	1,451,258
SP Plus Corp. *	55,700	1,456,555
Steelcase Inc., Class A	41,320	737,562

		8,173,675
Construction & Engineering - 0.8%
Primoris Services Corp.	38,320	695,508

Electrical Equipment - 1.0%
Babcock & Wilcox Enterprises Inc. *	28,800	567,936
Thermon Group Holdings Inc. *	10,700	258,191

		826,127
Machinery - 8.2%
Albany International Corp., Class A	41,410	1,541,280
CIRCOR International Inc.	12,450	595,484
ESCO Technologies Inc.	30,830	1,173,698
Luxfer Holdings PLC, ADR	48,941	637,212
Mueller Industries Inc.	69,350	2,244,859
TriMas Corp. *	35,550	835,425

		7,027,958
Professional Services - 2.3%
FTI Consulting Inc. *	31,430	1,286,116
Mistras Group Inc. *	39,060	702,689

		1,988,805
Trading Companies & Distributors - 1.7%
GATX Corp.	27,370	1,451,705

		22,940,551
Information Technology - 8.6%
Belden Inc.	30,632	1,814,333
Coherent Inc. *	14,220	824,049
CTS Corp.	9,400	176,626
Diebold Inc.	41,010	1,396,391
Forrester Research Inc.	32,130	1,005,026

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Small Cap Fund Portfolio of Investments (unaudited)

Micrel Inc.		56,995	795,080
ScanSource Inc. *		34,600	1,308,918

			7,320,423
Materials - 5.4%
Deltic Timber Corp.		17,420	1,130,558
Greif Inc., Class A		22,550	698,825
Innospec Inc.		18,480	799,260
Koppers Holdings Inc.		17,760	360,528
Sensient Technologies Corp.		23,470	1,605,113

			4,594,284
Utilities - 2.9%
Laclede Group Inc./The		18,770	1,015,645
New Jersey Resources Corp.		19,860	573,954
WGL Holdings Inc.		16,950	947,505

			2,537,104

Total Common Stocks ( Cost $70,299,645 )			82,031,925
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional U.S. Government Money Market Fund		3,492,689	3,492,689

Total Short-Term Investments ( Cost $3,492,689 )			3,492,689

TOTAL INVESTMENTS - 100.2% ( Cost $73,792,334 )			85,524,614
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(180,752)

TOTAL NET ASSETS - 100.0%			$85,343,862

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
NorthRoad International Fund Portfolio of Investments (unaudited)

Note o

	Shares	Value (Note 1)
COMMON STOCKS - 96.2%
Australia - 1.5%
BHP Billiton Ltd., ADR	19,300	$740,541

Brazil - 1.7%
Estacio Participacoes S.A.	110,252	457,243
Kroton Educacional S.A.	142,490	399,511

		856,754
Denmark - 4.2%
Carlsberg AS, Class B	12,510	1,089,931
ISS AS	29,445	1,014,023

		2,103,954
France - 14.8%
AXA S.A., ADR	41,112	1,081,657
LVMH Moet Hennessy Louis Vuitton SE	6,320	1,184,819
Sanofi, ADR	25,380	1,370,266
Schneider Electric SE, ADR	86,950	1,212,952
Technip S.A.	19,495	1,109,487
Total S.A., ADR	27,341	1,347,638

		7,306,819
Germany - 2.6%
SAP SE, ADR	17,671	1,266,481

Ireland - 2.2%
CRH PLC, ADR	35,826	1,064,390

Israel - 2.0%
Teva Pharmaceutical Industries Ltd., ADR	14,669	1,012,454

Japan - 11.4%
Hitachi Ltd.	160,693	1,042,978
Makita Corp.	18,100	1,000,403
Mitsubishi UFJ Financial Group Inc., ADR	194,481	1,425,546
Secom Co. Ltd., ADR	71,060	1,197,361
Seven & I Holdings Co. Ltd.	21,495	992,757

		5,659,045
Netherlands - 4.6%
Akzo Nobel N.V., ADR	40,696	969,378
ING Groep N.V.	78,295	1,331,947

		2,301,325
Singapore - 1.9%
DBS Group Holdings Ltd.	63,680	936,737

South Korea - 1.8%
Samsung Electronics Co. Ltd.	861	871,927

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
NorthRoad International Fund Portfolio of Investments (unaudited)

	Sweden - 2.1%
	Telefonaktiebolaget LM Ericsson, ADR	98,053	1,052,109

	Switzerland - 16.0%
	ABB Ltd., ADR *	46,980	952,754
	Credit Suisse Group AG, ADR *	34,168	1,006,247
	Nestle S.A., ADR	15,548	1,175,429
	Novartis AG, ADR	14,372	1,491,095
	Roche Holding AG, ADR	30,735	1,109,841
	Syngenta AG, ADR	14,582	1,200,828
	TE Connectivity Ltd.	16,505	1,005,485

			7,941,679
	United Kingdom - 29.4%
	Babcock International Group PLC	71,855	1,112,586
	Barclays PLC	289,155	1,304,780
	Berendsen PLC	58,285	931,143
	BG Group PLC	82,620	1,409,583
	Compass Group PLC, ADR	63,106	1,012,851
	Diageo PLC, ADR	15,032	1,688,244
	GlaxoSmithKline PLC, ADR	20,644	896,775
	HSBC Holdings PLC, ADR	18,788	846,775
	Rolls-Royce Holdings PLC *	61,855	766,972
	Royal Dutch Shell PLC, ADR	19,278	1,108,099
	Standard Chartered PLC	67,973	1,040,483
	Tesco PLC, ADR	129,191	1,298,370
	WPP PLC, ADR	9,939	1,144,377

			14,561,038

Total Common Stocks ( Cost $46,144,989 )			47,675,253
	SHORT-TERM INVESTMENTS - 3.5%
	United States - 3.5%
	State Street Institutional U.S. Government Money Market Fund	1,709,643	1,709,643

Total Short-Term Investments ( Cost $1,709,643 )			1,709,643

TOTAL INVESTMENTS - 99.7% ( Cost $47,854,632 )			49,384,896
NET OTHER ASSETS AND LIABILITIES - 0.3%			136,717

TOTAL NET ASSETS - 100.0%			$49,521,613

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
NorthRoad International Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/15
Consumer Discretionary	8.5%
Consumer Staples	12.6%
Energy	10.0%
Financials	18.1%
Health Care	11.9%
Industrials	16.5%
Information Technology	10.6%
Materials	8.0%
Money Market Funds	3.5%
Net Other Assets and Liabilities	0.3%

100.0%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.8%
Australia - 2.3%
Ansell Ltd.	18,763	$343,693
Caltex Australia Ltd.	24,894	628,681

		972,374
Austria - 0.6%
UNIQA Insurance Group AG	28,078	265,195

Belgium - 3.7%
Anheuser-Busch InBev N.V.	9,543	1,135,574
KBC Groep N.V.	6,459	450,160

		1,585,734
Brazil - 0.6%
BB Seguridade Participacoes S.A.	26,300	247,718

Canada - 2.2%
Encana Corp.	32,200	244,728
MacDonald Dettwiler & Associates Ltd.	6,500	385,373
National Bank of Canada	9,200	321,756

		951,857
Denmark - 1.0%
Carlsberg AS, Class B	4,679	407,657

Finland - 1.8%
Sampo Oyj, Class A	15,175	749,968

France - 6.7%
BNP Paribas S.A.	10,025	653,001
Cap Gemini S.A.	8,353	798,569
Iliad S.A.	785	186,262
Valeo S.A.	4,307	574,715
Vinci S.A.	9,958	638,685

		2,851,232
Germany - 3.7%
Bayer AG	8,154	1,202,674
Continental AG	1,650	368,856

		1,571,530
Ireland - 3.6%
James Hardie Industries PLC	29,738	412,785
Ryanair Holdings PLC, ADR	4,580	339,424
Shire PLC	8,686	770,464

		1,522,673
Israel - 3.6%
Teva Pharmaceutical Industries Ltd., ADR	22,055	1,522,236

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison International Stock Fund Portfolio of Investments (unaudited)

Italy - 1.9%
Atlantia SpA	14,242	380,396
Azimut Holding SpA	16,888	422,136

		802,532
Japan - 20.3%
Daikin Industries Ltd.	7,800	504,748
Daiwa House Industry Co. Ltd.	43,100	1,073,718
Don Quijote Holdings Co. Ltd.	23,400	998,798
Isuzu Motors Ltd.	30,300	420,022
Japan Tobacco Inc.	14,700	570,932
KDDI Corp.	49,000	1,245,609
Makita Corp.	6,100	337,153
Seven & I Holdings Co. Ltd.	15,500	715,875
SoftBank Group Corp.	10,700	594,075
Sony Corp. *	28,100	801,043
Sumitomo Mitsui Financial Group Inc.	22,100	988,602
United Arrows Ltd.	10,100	403,397

		8,653,972
Luxembourg - 0.7%
RTL Group S.A. *	3,307	300,868

Netherlands - 3.8%
Koninklijke KPN N.V.	158,051	624,886
NXP Semiconductors N.V. *	3,940	385,939
Wolters Kluwer N.V.	18,573	615,606

		1,626,431
Norway - 1.3%
Telenor ASA	26,137	573,395

Philippines - 1.0%
Alliance Global Group Inc.	870,900	430,356

Spain - 1.7%
International Consolidated Airlines Group S.A. *	43,597	363,565
Red Electrica Corp. S.A.	4,580	366,032

		729,597
Sweden - 3.6%
Assa Abloy AB, Class B	38,015	771,603
Swedbank AB, Class A	32,513	762,063

		1,533,666
Switzerland - 8.0%
Credit Suisse Group AG *	17,415	513,277
Glencore PLC *	73,399	238,417
Novartis AG	18,841	1,957,608
Wolseley PLC	10,234	680,191

		3,389,493
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,500	630,135

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison International Stock Fund Portfolio of Investments (unaudited)

	Thailand - 0.5%
	Krung Thai Bank PCL	448,600	222,741

	Turkey - 1.0%
	Turkcell Iletisim Hizmetleri AS	92,343	423,210

	United Kingdom - 20.7%
	Anglo American PLC	20,125	254,946
	Aon PLC	4,145	417,692
	BG Group PLC	27,798	474,263
	British American Tobacco PLC	18,082	1,073,318
	Direct Line Insurance Group PLC	57,158	326,604
	Informa PLC	62,412	580,896
	Lloyds Banking Group PLC	957,755	1,244,405
	Provident Financial PLC	10,358	480,900
	Prudential PLC	47,348	1,114,661
	RELX PLC	38,049	664,307
	Rexam PLC	69,285	602,127
	Royal Dutch Shell PLC, Class A	18,360	527,563
	Unilever PLC	11,715	531,828
	William Hill PLC	85,759	542,265

			8,835,775

Total Common Stocks ( Cost $33,767,228 )			40,800,345
	SHORT-TERM INVESTMENTS - 4.1%
	United States - 4.1%
	State Street Institutional U.S. Government Money Market Fund	1,765,330	1,765,330

Total Short-Term Investments ( Cost $1,765,330 )			1,765,330

TOTAL INVESTMENTS - 99.9% ( Cost $35,532,558 )			42,565,675
NET OTHER ASSETS AND LIABILITIES - 0.1%			27,602

TOTAL NET ASSETS - 100.0%			$42,593,277

*	Non-income producing.

ADR	American Depositary Receipt.
PCL	Public Company Limited.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/15
Consumer Discretionary	14.7%
Consumer Staples	10.4%
Energy	4.4%
Financials	24.1%
Health Care	13.6%
Industrials	11.3%
Information Technology	4.3%
Materials	3.5%
Money Market Funds	4.1%
Telecommunication Services	8.6%
Utilities	0.9%
Net Other Assets and Liabilities	0.1%

100.0%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Hansberger International Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 99.1%
Australia - 0.9%
BHP Billiton Ltd.	21,929	$423,967

Canada - 4.9%
Cameco Corp.	54,101	742,806
Canadian Pacific Railway Ltd.	4,594	738,945
Manulife Financial Corp.	52,556	931,818

		2,413,569
China - 9.5%
Alibaba Group Holding Ltd., ADR *	8,813	690,410
China Longyuan Power Group Corp.	625,600	716,604
CITIC Securities Co. Ltd., Class H	188,217	517,140
Hengan International Group Co. Ltd.	46,510	518,657
Ping An Insurance Group Co. of China Ltd.	164,442	944,996
Tencent Holdings Ltd.	66,764	1,243,595

		4,631,402
Denmark - 1.6%
Novo Nordisk AS	13,035	764,276

France - 5.2%
Christian Dior SE	2,816	583,742
Hermes International	1,285	500,218
Safran S.A.	8,698	657,791
Zodiac Aerospace	27,149	809,516

		2,551,267
Germany - 6.5%
Bayer AG	4,130	609,155
Continental AG	3,002	671,094
Fresenius SE & Co. KGaA	16,329	1,126,751
KUKA AG	8,677	743,874

		3,150,874
Hong Kong - 1.9%
AIA Group Ltd.	141,908	926,247

India - 5.6%
Dr Reddy's Laboratories Ltd., ADR	15,598	1,003,731
HDFC Bank Ltd., ADR	17,405	1,087,290
Larsen & Toubro Ltd., GDR	23,154	637,893

		2,728,914
Indonesia - 1.2%
Bank Mandiri Persero Tbk PT	853,403	600,899

Ireland - 2.5%
Kerry Group PLC	7,137	542,012
Kingspan Group PLC	26,617	671,316

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Hansberger International Growth Fund Portfolio of Investments (unaudited)

		1,213,328
Japan - 16.1%
CyberAgent Inc.	18,744	807,624
FANUC Corp.	2,342	390,790
Keyence Corp.	1,260	635,414
Nidec Corp.	17,800	1,594,941
Nomura Holdings Inc.	154,090	1,095,856
Rakuten Inc.	37,653	606,258
Seven & I Holdings Co. Ltd.	12,953	598,241
SoftBank Group Corp.	17,492	971,174
Toyota Motor Corp.	16,903	1,125,594

		7,825,892
Mexico - 2.5%
Grupo Financiero Banorte S.A.B. de C.V., Class O	111,034	586,577
Grupo Mexico S.A.B. de C.V.	226,832	619,573

		1,206,150
Netherlands - 4.0%
ASML Holding N.V.	9,247	917,025
NXP Semiconductors N.V. *	10,640	1,031,974

		1,948,999
Norway - 1.6%
Telenor ASA	36,609	803,131

Singapore - 2.8%
DBS Group Holdings Ltd.	54,395	800,154
Global Logistic Properties Ltd.	324,981	544,853

		1,345,007
South Korea - 3.0%
LG Household & Health Care Ltd.	1,380	1,010,691
Samsung Electronics Co. Ltd., GDR *	867	439,569

		1,450,260
Spain - 1.3%
Grifols S.A.	14,008	618,295

Sweden - 1.0%
Hexagon AB, Class B shares	14,659	473,921

Switzerland - 10.0%
Cie Financiere Richemont S.A.	7,790	672,344
Credit Suisse Group AG *	33,519	987,914
LafargeHolcim Ltd. *	9,001	626,894
Nestle S.A.	6,352	481,182
Partners Group Holding AG	2,628	879,808
Roche Holding AG	1,693	488,995
UBS Group AG	32,225	742,012

		4,879,149
United Kingdom - 17.0%
Amec Foster Wheeler PLC	68,040	871,289

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Hansberger International Growth Fund Portfolio of Investments (unaudited)

ARM Holdings PLC		52,174	820,479
Ashtead Group PLC		51,225	785,156
BG Group PLC		40,404	689,334
Carnival PLC		24,530	1,360,675
ITV PLC		119,739	524,882
London Stock Exchange Group PLC		20,690	843,629
Michael Page International PLC		117,930	1,009,227
Prudential PLC		36,289	854,312
SABMiller PLC		10,158	533,719

			8,292,702

Total Common Stocks ( Cost $41,490,632 )			48,248,249
EXCHANGE TRADED FUND - 0.6%
iShares MSCI ACWI ex U.S. ETF		6,800	299,744

Total Exchange Traded Funds ( Cost $300,201 )			299,744
SHORT-TERM INVESTMENTS - 1.1%
United States - 1.1%
State Street Institutional U.S. Government Money Market Fund		543,720	543,720

Total Short-Term Investments ( Cost $543,720 )			543,720

TOTAL INVESTMENTS - 100.8% ( Cost $42,334,553 )			49,091,713
NET OTHER ASSETS AND LIABILITIES - (0.8%)			(392,912)

TOTAL NET ASSETS - 100.0%			$48,698,801

*	Non-income producing.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Hansberger International Growth Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/15
Consumer Discretionary	14.1%
Consumer Staples	7.6%
Energy	4.7%
Financials	25.4%
Health Care	9.5%
Industrials	16.5%
Information Technology	12.8%
Investment Companies	0.6%
Materials	3.4%
Money Market Funds	1.1%
Telecommunication Services	3.6%
Utilities	1.5%
Net Other Assets and Liabilities	(0.80)%

100.0%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.1%
Alternative Funds - 1.5%
SPDR Gold Shares *		8,393	$880,678

Bond Funds - 60.1%
Baird Aggregate Bond Fund Institutional Shares		164,293	1,766,148
iShares 3-7 Year Treasury Bond ETF †		142,609	17,633,603
iShares 7-10 Year Treasury Bond ETF		57,996	6,173,094
iShares TIPS Bond Fund ETF		26,094	2,939,489
Metropolitan West High Yield Bond Fund Class I		244,842	2,345,589
Metropolitan West Total Return Bond Fund Class I		162,925	1,767,738
Vanguard Short-Term Corporate Bond ETF		11,155	889,611
Vanguard Total Bond Market ETF		21,522	1,760,715

			35,275,987
Foreign Stock Funds - 9.0%
iShares MSCI EAFE Minimum Volatility ETF		17,460	1,177,153
iShares MSCI United Kingdom ETF		31,888	591,203
Vanguard FTSE All-World ex-U.S. ETF		24,335	1,178,057
WisdomTree Europe Hedged Equity Fund		18,354	1,177,226
WisdomTree Japan Hedged Equity Fund		20,506	1,178,070

			5,301,709
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		624,882	624,882

Stock Funds - 27.4%
iShares Core S&P Mid-Cap ETF		11,662	1,749,417
PowerShares Buyback Achievers Portfolio ETF		60,296	2,943,048
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		37,959	580,391
Schwab U.S. Dividend Equity ETF		15,171	584,994
SPDR S&P 500 ETF Trust		36,229	7,626,205
Vanguard Financials ETF		11,521	588,723
Vanguard Growth ETF		7,948	878,651
Vanguard Health Care ETF		2,006	288,824
Vanguard Information Technology ETF		8,080	877,811

			16,118,064

TOTAL INVESTMENTS - 99.1% ( Cost $53,571,126 )			58,201,320
NET OTHER ASSETS AND LIABILITIES - 0.9%			545,022

TOTAL NET ASSETS - 100.0%			$58,746,342

*	Non-income producing.
†	The annual report and prospectus for the iShare 3-7 Year Treasury Bond ETF can be found at:http://www.ishares.com/us/library/financial-legal-tax.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.5%
Alternative Funds - 1.5%
SPDR Gold Shares *		11,844	$1,242,791

Bond Funds - 39.5%
Baird Aggregate Bond Fund Institutional Shares		153,771	1,653,036
iShares 3-7 Year Treasury Bond ETF		121,250	14,992,563
iShares 7-10 Year Treasury Bond ETF		73,132	7,784,170
iShares TIPS Bond Fund ETF		29,496	3,322,724
Metropolitan West High Yield Bond Fund Class I		256,659	2,458,791
Metropolitan West Total Return Bond Fund Class I		152,210	1,651,478
Vanguard Short-Term Corporate Bond ETF		11,641	928,370

			32,791,132
Foreign Stock Funds - 13.5%
iShares MSCI EAFE Minimum Volatility ETF		36,905	2,488,135
iShares MSCI United Kingdom ETF		68,135	1,263,223
Vanguard FTSE All-World ex-U.S. ETF		68,091	3,296,285
WisdomTree Europe Hedged Equity Fund		38,769	2,486,644
WisdomTree Japan Hedged Equity Fund		28,926	1,661,799

			11,196,086
Money Market Funds - 2.5%
State Street Institutional U.S. Government Money Market Fund		2,033,735	2,033,735

Stock Funds - 43.5%
iShares Core S&P Mid-Cap ETF		27,678	4,151,977
PowerShares Buyback Achievers Portfolio ETF		135,885	6,632,547
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		80,597	1,232,326
Schwab U.S. Dividend Equity ETF		32,045	1,235,655
SPDR S&P 500 ETF Trust		86,565	18,221,932
Vanguard Financials ETF		16,201	827,871
Vanguard Growth ETF		14,508	1,603,859
Vanguard Health Care ETF		2,881	414,806
Vanguard Information Technology ETF		15,762	1,712,384

			36,033,357

TOTAL INVESTMENTS - 100.5% ( Cost $73,318,250 )			83,297,101
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(387,088)

TOTAL NET ASSETS - 100.0%			$82,910,013

*	Non-income producing.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 101.3%
Alternative Funds - 2.0%
SPDR Gold Shares *		10,178	$1,067,978

Bond Funds - 29.0%
Baird Aggregate Bond Fund Institutional Shares		50,634	544,316
iShares 3-7 Year Treasury Bond ETF		52,261	6,462,073
iShares 7-10 Year Treasury Bond ETF		42,381	4,511,033
iShares TIPS Bond Fund ETF		18,938	2,133,366
Metropolitan West High Yield Bond Fund Class I		111,927	1,072,262
Metropolitan West Total Return Bond Fund Class I		50,120	543,806
Vanguard Short-Term Corporate Bond ETF		3,116	248,501

			15,515,357
Foreign Stock Funds - 16.0%
iShares MSCI EAFE Minimum Volatility ETF		24,209	1,632,171
iShares MSCI United Kingdom ETF		44,309	821,489
Vanguard FTSE All-World ex-U.S. ETF		54,599	2,643,137
WisdomTree Europe Hedged Equity Fund		33,049	2,119,763
WisdomTree Japan Hedged Equity Fund		23,364	1,342,262

			8,558,822
Money Market Funds - 3.3%
State Street Institutional U.S. Government Money Market Fund		1,760,907	1,760,907

Stock Funds - 51.0%
iShares Core S&P Mid-Cap ETF		21,450	3,217,714
PowerShares Buyback Achievers Portfolio ETF		98,480	4,806,809
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		69,143	1,057,189
Schwab U.S. Dividend Equity ETF		27,559	1,062,675
SPDR S&P 500 ETF Trust		60,878	12,814,819
Vanguard Financials ETF		15,680	801,248
Vanguard Growth ETF		11,796	1,304,048
Vanguard Health Care ETF		3,718	535,317
Vanguard Information Technology ETF		14,923	1,621,235

			27,221,054

TOTAL INVESTMENTS - 101.3% ( Cost $45,890,889 )			54,124,118
NET OTHER ASSETS AND LIABILITIES - (1.3%)			(702,368)

TOTAL NET ASSETS - 100.0%			$53,421,750

*	Non-income producing.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 102.1%
Alternative Funds - 2.0%
SPDR Gold Shares *		3,966	$416,152

Bond Funds - 18.5%
iShares 3-7 Year Treasury Bond ETF		10,122	1,251,585
iShares 7-10 Year Treasury Bond ETF		14,616	1,555,727
iShares TIPS Bond Fund ETF		7,381	831,470
SPDR Barclays Short-Term High Yield Bond ETF		7,274	206,727

			3,845,509
Foreign Stock Funds - 19.0%
iShares Global Energy ETF		6,301	206,547
iShares MSCI EAFE Minimum Volatility ETF		9,514	641,434
iShares MSCI United Kingdom ETF		18,739	347,421
SPDR S&P Emerging Asia Pacific ETF		974	80,014
Vanguard FTSE All-World ex-U.S. ETF		25,086	1,214,413
WisdomTree Europe Hedged Equity Fund		12,934	829,587
WisdomTree Japan Hedged Equity Fund		10,968	630,112

			3,949,528
Money Market Funds - 4.1%
State Street Institutional U.S. Government Money Market Fund		851,620	851,620

Stock Funds - 58.5%
iShares Core S&P Mid-Cap ETF		9,671	1,450,747
PowerShares Buyback Achievers Portfolio ETF		42,543	2,076,524
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		33,664	514,721
Schwab U.S. Dividend Equity ETF		13,400	516,704
SPDR S&P 500 ETF Trust †		25,597	5,388,168
Vanguard Financials ETF		8,095	413,655
Vanguard Growth ETF		5,567	615,432
Vanguard Health Care ETF		2,160	310,997
Vanguard Information Technology ETF		7,780	845,219

			12,132,167

TOTAL INVESTMENTS - 102.1% ( Cost $18,539,653 )			21,194,976
NET OTHER ASSETS AND LIABILITIES - (2.1%)			(441,598)

TOTAL NET ASSETS - 100.0%			$20,753,378

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: https://www.spdrs.com/product/fund.seam?ticker=spy.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities (including closed-end investment companies), including American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs"), listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Pricing Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At July 31, 2015, investments in securities of the Core Bond, High Income and Diversified Income Funds included illiquid issues. The aggregate values of illiquid securities held by the Core Bond, Diversified Income, and High Income were $1,723,302, $1,416,652, and $658,402, respectively, which represent 0.8%, 1.0%, and 2.4% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at July 31, 2015, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Cost
Core Bond Fund
AARP Inc.	5/16/02	$783,286
ERAC USA Finance LLC	12/16/04	619,278
		$1,402,564

Diversified Income Fund
AARP Inc.	5/16/02	$783,286
ERAC USA Finance LLC	12/16/04	350,027
		$1,133,313

High Income Fund
Exterran Partners L.P. / EXLP Finance Corp.	3/31/14	$246,431
Brand Energy & Infrastructure Services Inc.	11/22/13	250,000
Casella Waste Systems Inc.	9/12/14	202,625
		$699,056

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of July 31, 2015, Madison Tax-Free National Fund entered into such transactions.

3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·	Level 1 - unadjusted quoted prices in active markets for identical investments

·
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

·	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2015, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2015, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	7/31/15
Conservative Allocation	$78,376,275	$–	$–	$78,376,275
Moderate Allocation	151,181,838	–	–	151,181,838
Aggressive Allocation	63,073,614	–	–	63,073,614
Cash Reserves[2]	928,960	18,437,844	–	19,366,804
Tax-Free Virginia
Municipal Bonds	–	21,762,897	–	21,762,897
Tax-Free National
Municipal Bonds	–	27,270,293	–	27,270,293
Government Bond
Mortgage Backed Securities	–	660,154	–	660,154
U.S. Government and Agency Obligations	–	2,887,605	–	2,887,605
Short-Term Investments	216,654	–	–	216,654
	216,654	3,547,759	–	3,764,413
High Quality Bond
Corporate Notes and Bonds	–	38,515,572	–	38,515,572
U.S. Government and Agency Obligations	–	65,680,449	–	65,680,449
Short-Term Investments	2,829,539	–	–	2,829,539
	2,829,539	104,196,021	–	107,025,560
Core Bond
Assets:
Asset Backed Securities	–	9,461,782	–	9,461,782
Collateralized Mortgage Obligations	–	525,063	–	525,063
Commercial Mortgage-Backed Securities	–	4,043,330	–	4,043,330
Corporate Notes and Bonds	–	70,931,340	–	70,931,340
Long Term Municipal Bonds	–	25,648,524	–	25,648,524
Mortgage Backed Securities	–	47,346,758	–	47,346,758

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

Put Options Purchased	344	–	–	344
U.S. Government and Agency Obligations	–	64,154,615	–	64,154,615
Short-Term Investments	1,796,579	–	–	1,796,579
	1,796,923	222,111,412	–	223,908,335

Other Financial Instruments
Futures	222	–	–	222
Liabilities:
Other Financial Instruments
Options Written	469	–	–	469

Corporate Bond
Corporate Notes and Bonds	–	24,307,506	–	24,307,506
Long Term Municipal Bonds	–	1,918,483	–	1,918,483
Short-Term Investments	176,651	–	–	176,651
	176,651	26,225,989	–	26,402,640
High Income
Corporate Notes and Bonds	–	26,413,533	–	26,413,533
Short-Term Investments	759,222	–	–	759,222
	759,222	26,413,533	–	27,172,755
Diversified Income
Common Stocks	80,487,203	—	–	80,487,203
Asset Backed Securities	—	1,805,625	–	1,805,625
Commercial Mortgage-Backed Securities	—	645,154	–	645,154
Corporate Notes and Bonds	—	22,466,373	–	22,466,373
Long Term Municipal Bonds	—	2,392,930	–	2,392,930
Mortgage Backed Securities	—	13,152,322	–	13,152,322
U.S. Government and Agency Obligations	—	21,231,720	–	21,231,720
Short-Term Investments	6,254,478	—	–	6,254,478
	86,741,681	61,694,124	–	148,435,805
Covered Call & Equity Income
Assets:
Common Stocks	56,444,632	—	–	56,444,632
Exchange Traded Funds	6,942,985	—	–	6,942,985
Put Options Purchased	260,015	—	–	260,015
U.S. Government and Agency Obligations	—	5,999,870	–	5,999,870
Short-Term Investments	16,854,607	—	–	16,854,607
	80,502,239	5,999,870	–	86,502,109
Liabilities:
Other Financial Instruments
Options Written	1,300,988	–	–	1,300,988

Dividend Income
Common Stocks	20,721,280	–	–	20,721,280
Short-Term Investments	471,846	–	–	471,846
	21,193,126	–	–	21,193,126
Large Cap Value
Common Stocks	188,431,828	–	–	188,431,828
Short-Term Investments	13,579,589	–	–	13,579,589
	202,011,417	–	–	202,011,417
Investors
Common Stocks	115,050,383	–	–	115,050,383
Short-Term Investments	8,174,527	–	–	8,174,527
	123,224,910	–	–	123,224,910
Large Cap Growth

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

Common Stocks	180,336,826	–	–	180,336,826
Short-Term Investments	9,954,996	–	–	9,954,996
	190,291,822	–	–	190,291,822
Mid Cap
Common Stocks	246,143,693	–	–	246,143,693
Short-Term Investments	24,212,933	–	–	24,212,933
	270,356,626	–	–	270,356,626
Small Cap
Common Stocks	79,458,065	2,573,860	–	82,031,925
Short-Term Investments	3,492,689	—	–	3,492,689
	82,950,754	2,573,860	–	85,524,614
NorthRoad International
Common Stocks
Australia	740,541	—	–	740,541
Brazil	—	856,754	–	856,754
Denmark	—	2,103,954	–	2,103,954
France	5,012,513	2,294,306	–	7,306,819
Germany	1,266,481	—	–	1,266,481
Ireland	1,064,390	—	–	1,064,390
Israel	1,012,454	—	–	1,012,454
Japan	2,622,907	3,036,138	–	5,659,045
Netherlands	969,378	1,331,947	–	2,301,325
Singapore	—	936,737	–	936,737
South Korea	—	871,927	–	871,927
Sweden	1,052,109	—	–	1,052,109
Switzerland	7,941,679	—	–	7,941,679
United Kingdom	7,995,491	6,565,547	–	14,561,038
Short-Term Investments	1,709,643	—	–	1,709,643
	31,387,586	17,997,310	–	49,384,896
International Stock
Common Stocks
Australia	–	972,374	–	972,374
Austria	–	265,195	–	265,195
Belgium	–	1,585,734	–	1,585,734
Brazil	–	247,718	–	247,718
Canada	–	951,857	–	951,857
Denmark	–	407,657	–	407,657
Finland	–	749,968	–	749,968
France	–	2,851,232	–	2,851,232
Germany	–	1,571,530	–	1,571,530
Ireland	339,424	1,183,249	–	1,522,673
Israel	1,522,236	–	–	1,522,236
Italy	–	802,532	–	802,532
Japan	–	8,653,972	–	8,653,972
Luxembourg	–	300,868	–	300,868
Netherlands	–	1,626,431	–	1,626,431
Norway	–	573,395	–	573,395
Philippines	–	430,356	–	430,356
Spain	–	729,597	–	729,597
Sweden	–	1,533,666	–	1,533,666
Switzerland	–	3,389,493	–	3,389,493
Taiwan	630,135	–	–	630,135
Thailand	–	222,741	–	222,741
Turkey	–	423,210	–	423,210
United Kingdom	417,692	8,418,083	–	8,835,775

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

Short-Term Investments	1,765,330	–	–	1,765,330
	4,674,817	37,890,858	–	42,565,675
Hansberger International Growth
Common Stocks
Australia	—	423,967	—	423,967
Canada	2,413,569	—	—	2,413,569
China	690,410	3,940,992	—	4,631,402
Denmark	—	764,276	—	764,276
France	—	2,551,267	—	2,551,267
Germany	—	3,150,874	—	3,150,874
Hong Kong	—	926,247	—	926,247
India	2,728,914	—	—	2,728,914
Indonesia	—	600,899	—	600,899
Ireland	—	1,213,328	—	1,213,328
Japan	—	7,825,892	—	7,825,892
Mexico	—	1,206,150	—	1,206,150
Netherlands	1,948,999	—	—	1,948,999
Norway	—	803,131	—	803,131
Singapore	—	1,345,007	—	1,345,007
South Korea	439,569	1,010,691	—	1,450,260
Spain	—	618,295	—	618,295
Sweden	—	473,921	—	473,921
Switzerland	—	4,879,149	—	4,879,149
United Kingdom	—	8,292,702	—	8,292,702
Exchange Traded Funds	299,744	—	—	299,744
Short-Term Investments	543,720	—	—	543,720
	9,064,925	40,026,788	—	49,091,713

Madison Target Retirement 2020 Fund	58,201,320	—	—	58,201,320
Madison Target Retirement 2030 Fund	83,297,101	—	—	83,297,101
Madison Target Retirement 2040 Fund	54,124,118	—	—	54,124,118
Madison Target Retirement 2050 Fund	21,194,976	—	—	21,194,976
[1] See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at
http://www.sec.gov.

2 At July 31, 2015, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following tables present the types of derivatives in the following Funds and their effects

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Core Bond Fund	Equity contracts, options purchased	$344	Equity contracts, options written	$469
	Interest rate contracts, futures	222
	Total	$566		$469

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income Fund	Equity contracts, options purchased	$260,015	Equity contracts, options written	$1,300,988

4. Federal Income Tax Information: At July 31, 2015, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$2,751,397	$489,123	$2,262,274
Moderate Allocation	10,772,989	735,449	10,037,540
Aggressive Allocation	5,640,449	248,508	5,391,941
Cash Reserves	−	−	−
Tax-Free Virginia	745,402	88,709	656,693
Tax-Free National	1,219,088	28,225	1,190,863
Government Bond	44,673	717	43,956
High Quality Bond	1,026,537	189,072	837,465
Core Bond	5,592,628	2,053,774	3,538,854
Corporate Bond	448,453	265,539	182,914
High Income	536,520	1,042,239	(505,719)
Diversified Income	21,495,940	1,871,785	19,624,155
Covered Call & Equity Income	1,266,082	4,669,259	(3,403,177)
Dividend Income	4,166,108	345,882	3,820,226
Large Cap Value	33,554,901	3,821,025	29,733,876
Investors	21,744,301	1,455,436	20,288,865
Large Cap Growth	48,881,128	999,210	47,881,918
Mid Cap	82,339,133	4,395,865	77,943,268
Small Cap	14,173,672	2,441,392	11,732,280
NorthRoad International	4,905,203	3,374,939	1,530,264
International Stock	8,212,452	1,179,335	7,033,117
Hansberger International Growth	8,163,771	1,406,611	6,757,160
Madison Target Retirement 2020	4,693,418	63,224	4,630,194
Madison Target Retirement 2030	10,058,358	79,507	9,978,851
Madison Target Retirement 2040	8,290,442	57,213	8,233,229
Madison Target Retirement 2050	2,681,343	26,020	2,655,323

5. Concentration of Risk Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income and Core Bond Funds invest in options on securities. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks: such as unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be

Madison Funds | July 31, 2015
Notes to Portfolio of Investments (unaudited)

additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Madison Funds | July 31, 2015

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

Madison Funds | July 31, 2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

By: /s/ Lisa R. Lange
Lisa R. Lange, Chief Legal Officer & Chief Compliance Officer

Date: September 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: September 30, 2015

By: /s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: September 30, 2015